Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investment Grade Bond Portfolio
March 31, 2025
VIPIGB-NPRT1-0525
1.799863.121
Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	800,000	801,083
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	3,422,000	3,420,132
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	5,437,000	5,434,080
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	2,568,000	2,570,406
TOTAL BAILIWICK OF JERSEY		12,225,701
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	716,265	726,311
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	1,046,035	1,057,217
TOTAL CANADA		1,783,528
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.7001% 7/22/2037 (b)(c)(d)	1,752,000	1,752,927
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	3,101,000	3,097,803
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	5,797,905	5,796,508
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	2,835,654	2,836,689
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	4,612,000	4,622,271
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	3,489,556	3,488,555
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	1,923,930	1,923,462
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	2,566,000	2,566,816
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	4,768,241	4,763,473
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 0% 4/15/2038 (b)(c)(d)	3,194,000	3,192,575
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	4,022,144	4,015,326
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	2,392,000	2,386,800
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	3,594,000	3,596,994
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	4,224,812	4,217,583
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	4,846,852	4,847,424
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	2,444,000	2,444,374
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	3,967,000	3,974,510
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	2,935,000	2,927,483
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	2,890,000	2,894,416
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	3,494,185	3,485,687
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	3,636,000	3,594,851
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	3,598,073	3,599,055
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	2,526,193	2,522,775
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	3,244,000	3,248,422
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	3,148,000	3,147,912
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	1,889,869	1,889,281
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	1,005,251	1,005,227
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	3,105,000	3,106,553
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	4,331,000	4,337,345
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 1.16% 4/15/2038 (b)(c)(d)(e)	3,186,000	3,186,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	1,600,000	1,600,358
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	4,033,000	4,037,033
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	2,142,368	2,142,368
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	646,417	620,558
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	2,531,935	2,533,692
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	2,010,000	2,010,902
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	4,944,431	4,944,451
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, 0% 4/15/2038 (b)(d)(e)	2,304,000	2,302,979
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	1,852,000	1,855,580
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	4,047,691	4,049,399
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	3,495,814	3,496,678
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	2,572,810	2,562,498
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	1,041,994	1,042,469
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	4,363,331	4,363,645
Magnetite Clo Ltd Series 2025-45A, CME Term SOFR 3 month Index + 1.15%, 1.15% 4/15/2038 (b)(c)(d)(e)	2,224,000	2,222,021
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	2,000,000	2,001,500
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	3,374,400	3,375,328
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	3,646,000	3,648,078
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	2,985,000	2,969,284
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	3,245,000	3,241,466
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	1,625,820	1,626,292
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2038 (b)(c)(d)(e)	3,802,000	3,786,826
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	2,994,000	2,995,707
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	5,025,000	5,025,583
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	3,652,000	3,649,911
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 1.23% 4/20/2038 (b)(c)(d)	2,099,000	2,098,058
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	2,820,000	2,812,612
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	800,000	800,781
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	2,505,000	2,493,728
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	1,231,000	1,228,271
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,913,000	1,906,088
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)	3,638,000	3,630,040
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	1,408,460	1,409,060
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	1,902,217	1,835,716
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	4,820,896	4,821,041
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	1,572,000	1,572,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	4,874,693	4,875,268
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	4,401,198	4,395,494
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	2,544,000	2,546,801
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	3,350,865	3,347,498
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	1,532,818	1,515,804
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	2,194,683	2,124,475
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	2,428,000	2,425,589
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	1,201,000	1,201,585
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		217,613,612
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	1,594,004	1,600,398
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	2,499,000	2,502,408
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	3,019,000	2,991,814
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	3,329,000	3,334,513
TOTAL MULTI-NATIONAL		8,828,735
UNITED STATES - 3.6%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	2,227,590	2,273,677
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	2,036,380	2,073,830
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	1,973,686	1,988,484
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	386,187	349,502
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	45,591	44,227
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	1,346,715	1,292,896
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	713,637	431,940
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	1,834,588	1,731,502
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	4,606,364	4,231,923
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	348,540	348,761
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	600,000	603,873
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	348,177	348,642
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	2,994,000	2,992,419
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	1,106,000	1,108,355
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,889,000	1,901,427
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	2,680,161	2,706,275
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	3,780,000	3,800,768
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	537,791	516,339
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	155,328	139,023
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	2,964,104	2,964,208
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	3,549,364	3,271,279
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(f)	1,417,834	1,415,197
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	300,000	301,287
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	730,000	738,269
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,737,000	1,766,633
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,374,000	1,396,469
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	301,074
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	532,625	516,653
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	1,825,741	1,716,219
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	1,232,658	986,221
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	324,067	313,004
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	875,000	875,529
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	4,498,016	4,490,864
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	604,068	598,084
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	1,776,000	1,796,457
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	900,000	908,074
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,182,460	3,108,793
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	1,272,263	1,213,517
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	151,607	151,976
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	770,000	781,085
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	700,000	701,083
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	598,000	607,393
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	2,300,000	2,313,103
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	3,140,000	3,140,785
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,993,181	2,024,739
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	979,918	985,524
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	1,100,000	1,120,655
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	3,037,000	3,035,065
Ford Credit Auto Lease Trust Series 2024-B Class A3, 4.99% 12/15/2027	2,200,000	2,214,692
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (d)	1,000,000	989,152
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	4,200,000	4,217,934
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	4,516,000	4,531,170
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,600,000	1,612,513
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	750,435	752,303
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	2,515,000	2,526,189
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	3,110,000	3,111,742
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	3,080,000	3,068,099
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	800,000	806,512
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	1,285,803	1,232,178
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	700,000	706,665
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	2,675,000	2,695,246
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,000,000	999,606
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	238,823	239,518
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,000,000	2,023,609
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,300,000	1,297,581
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	939,490	948,032
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,600,000	1,611,882
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	954,861	961,217
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6796% 1/25/2036 (b)(c)	8,809	8,776
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	612,838	618,309
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	2,606,573	2,450,188
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	2,859,560	2,762,691
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	2,554,980	2,327,498
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8024% 7/25/2054 (b)(c)(d)	956,025	951,904
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	696,916	682,085
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	800,000	801,508
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	1,877,126	1,783,251
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	304,057	276,676
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	1,356,000	1,322,527
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	1,037,000	965,070
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,600,000	1,614,893
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,500,000	1,499,583
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	1,090,000	1,103,186
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	2,727,165	2,769,666
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	5,230,890	5,263,302
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	3,109,208	3,150,011
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	3,856,335	3,794,234
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	4,020,923	3,958,065
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	1,902,233	1,883,231
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2946% 9/25/2034 (b)(c)	3,777	3,864
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	974,847	977,190
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	296,546	296,985
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	687,343	687,469
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	303,336	303,551
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	800,000	797,024
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	500,000	499,623
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	1,399,426	1,411,371
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	2,957,000	2,966,409
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	1,259,557	1,304,326
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,836,801	1,837,485
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	965,000	969,609
TOTAL UNITED STATES		161,010,502
TOTAL ASSET-BACKED SECURITIES (Cost $404,866,080)		403,062,476

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Discover Bank USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,567,000	1,600,911
KeyBank NA/Cleveland OH 6.95% 2/1/2028	800,000	842,443
Regions Bank/Birmingham AL 6.45% 6/26/2037	4,383,000	4,524,732

TOTAL BANK NOTES (Cost $8,345,443)		6,968,086

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	2,315,727	2,125,762
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)	3,860,102	3,489,134
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	1,705,296	1,686,706
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	2,146,205	2,125,271
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	853,137	835,603
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	627,669	619,523
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,900,397	4,451,665
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	956,259	876,317
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	847,537	744,621
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	416,176	372,008
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	631,928	557,929
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	108,965	90,251
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	115,798	95,911
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	350,083	295,234
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	95,509	83,861
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,096,504	958,185
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	728,106	640,429
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,639,246	1,434,394
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	152,851	132,690
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	359,609	330,761
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	421,027	386,933
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	323,120	302,614
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	371,647	341,645
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	207,562	189,495
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	511,668	498,800
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	1,066,352	942,589
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,898,682	2,536,731
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	112,564	98,354
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	318,577	309,241
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	449,777	382,835
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,253,014	1,110,260
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	510,600	469,472
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	1,063,129	952,540
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7897% 11/25/2053 (b)(c)	1,553,136	1,563,667
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8697% 7/25/2054 (b)(c)	880,480	885,462
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	19,071	19,566
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	408,612	373,538
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	207,512	187,093
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 6/25/2054 (b)(c)	1,390,353	1,392,126
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 9/25/2054 (b)(c)	657,571	659,034
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 2/25/2055 (b)(c)	1,059,943	1,063,123
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7397% 9/25/2054 (b)(c)	1,066,361	1,068,865
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (b)(c)	1,279,010	1,282,687
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (b)(c)	559,904	561,922
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,013,457	996,356
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	321,802	282,787
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	88,696	77,357
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	328,385	288,528
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	440,496	371,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	242,014	218,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	734,525	696,673
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	261,022	218,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	348,195	292,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	342,266	285,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	326,273	284,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	559,450	483,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	110,787	98,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	738,065	648,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	270,262	235,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	251,293	219,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	268,827	240,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	210,410	183,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	130,488	112,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	210,411	183,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	203,994	182,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	935,951	840,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	218,878	195,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	603,527	562,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	376,907	378,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	965,481	957,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (b)(c)	3,466,803	3,469,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5397% 2/25/2055 (b)(c)	488,989	488,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5897% 10/25/2054 (b)(c)	1,015,516	1,018,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4897% 2/25/2055 (b)(c)	800,845	803,587
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.598% 6/16/2037 (b)(c)	3,947	4,510
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	448,173	431,189
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	472,111	438,447
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	1,192,252	1,098,579
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	628,489	581,644
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	175,549	173,335
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	177,242	172,065
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	384,950	383,810
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	1,051,566	1,029,397
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	333,319	326,007
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	1,173,596	1,128,736
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	790	729
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (d)	700,000	669,990
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	1,217,833	1,137,678
TOTAL UNITED STATES		62,417,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,476,316)		62,417,034

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.5%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	1,703,921	1,618,527
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	491,000	454,363
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	248,000	218,137
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.47% 1/15/2039 (b)(c)(d)	2,486,701	2,473,509
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.87% 1/15/2039 (b)(c)(d)	560,468	555,571
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.47% 1/15/2039 (b)(c)(d)	396,318	392,236
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	815,323	802,013
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,312,918	1,269,663
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	218,564	212,475
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	277,347	273,622
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	1,000,000	981,036
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	742,084	718,335
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	373,546	339,529
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	189,413	181,366
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,399,746	1,327,609
BANK Series 2021-BN33 Class XA, 1.0453% 5/15/2064 (b)(g)	13,353,570	582,882
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	700,000	636,956
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	500,000	503,512
BANK Series 2025-BNK49 Class A5, 5.623% 3/15/2058	700,000	725,371
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	660,000	612,689
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2988% 9/15/2056 (b)	1,817,000	1,922,451
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	778,315	759,917
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	5,335,798	5,166,964
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,021,545	976,384
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2357% 7/15/2054 (b)(g)	2,709,241	148,178
Benchmark Mortgage Trust Series 2021-B28 Class ASB, 1.9804% 8/15/2054	1,850,000	1,674,000
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6613% 3/15/2041 (b)(c)(d)	1,612,058	1,609,036
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3255% 9/15/2054 (b)	700,000	716,777
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6911% 6/15/2041 (b)(c)(d)	2,329,000	2,326,090
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9607% 6/15/2041 (b)(c)(d)	1,150,000	1,146,406
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1605% 6/15/2041 (b)(c)(d)	813,000	810,459
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2172% 4/15/2037 (b)(c)(d)	7,237,933	7,239,520
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7662% 4/15/2037 (b)(c)(d)	2,324,753	2,324,027
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7108% 3/15/2041 (b)(c)(d)	8,120,428	8,132,656
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7652% 4/15/2040 (b)(c)(d)	6,970,000	6,965,643
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3653% 4/15/2034 (b)(c)(d)	2,544,198	2,521,845
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6653% 4/15/2034 (b)(c)(d)	1,864,321	1,843,347
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9653% 4/15/2034 (b)(c)(d)	1,232,474	1,217,068
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2653% 4/15/2034 (b)(c)(d)	1,293,785	1,276,804
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1226% 10/15/2036 (b)(c)(d)	5,017,787	4,980,442
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3323% 10/15/2036 (b)(c)(d)	733,467	724,298
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5321% 10/15/2036 (b)(c)(d)	981,551	969,282
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7318% 10/15/2036 (b)(c)(d)	952,598	938,309
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.381% 10/15/2036 (b)(c)(d)	3,312,521	3,279,396
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0858% 5/15/2038 (b)(c)(d)	78,278	78,058
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8129% 4/15/2037 (b)(c)(d)	2,950,510	2,950,549
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3321% 2/15/2039 (b)(c)(d)	3,458,471	3,447,664
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6315% 2/15/2039 (b)(c)(d)	1,404,350	1,399,084
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8809% 2/15/2039 (b)(c)(d)	1,404,350	1,399,084
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.28% 2/15/2039 (b)(c)(d)	1,404,350	1,398,645
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0806% 12/9/2040 (b)(c)(d)	1,850,167	1,850,167
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.51% 12/9/2040 (b)(c)(d)	408,841	408,841
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9593% 12/9/2040 (b)(c)(d)	221,247	221,247
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,800,000	1,826,941
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.612% 12/15/2039 (b)(c)(d)	1,119,631	1,116,831
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9632% 5/15/2041 (b)(d)	4,242,216	4,239,565
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(d)(g)	61,700,000	1,873,064
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7637% 4/15/2041 (b)(c)(d)	5,084,377	5,094,098
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0134% 4/15/2041 (b)(c)(d)	810,626	810,666
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.263% 4/15/2041 (b)(c)(d)	672,845	671,584
BX Trust 2024-FNX Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4719% 2/15/2035 (b)(c)(d)	3,050,000	3,011,875
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4657% 3/15/2030 (b)(c)(d)	9,115,000	9,069,521
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7153% 3/15/2030 (b)(c)(d)	1,335,000	1,326,674
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8651% 3/15/2030 (b)(c)(d)	1,880,000	1,868,274
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0694% 10/15/2026 (b)(c)(d)	888,829	883,829
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2345% 2/15/2036 (b)(c)(d)	300,000	299,638
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2592% 4/15/2037 (b)(c)(d)	1,685,794	1,684,740
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6092% 4/15/2037 (b)(c)(d)	380,607	380,607
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1582% 4/15/2037 (b)(c)(d)	318,701	318,900
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7612% 2/15/2039 (b)(c)(d)	3,870,541	3,872,968
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1107% 2/15/2039 (b)(c)(d)	485,033	484,729
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0104% 3/15/2041 (b)(c)(d)	1,386,984	1,385,684
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2601% 3/15/2041 (b)(c)(d)	1,841,818	1,840,091
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.687% 12/15/2037 (b)(c)(d)	300,000	299,438
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	5,401,623	5,162,799
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	392,492
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	687,135	654,792
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	334,048	328,823
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,174,228	2,137,335
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	431,992	424,652
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	775,000	790,521
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1355% 11/15/2038 (b)(c)(d)	6,763,069	6,733,743
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5547% 11/15/2038 (b)(c)(d)	898,954	894,178
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5135% 7/15/2038 (b)(c)(d)	1,458,597	1,457,230
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8135% 7/15/2038 (b)(c)(d)	1,106,940	1,105,557
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1335% 7/15/2038 (b)(c)(d)	816,780	815,758
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6835% 7/15/2038 (b)(c)(d)	1,644,820	1,642,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	2,100,210	2,093,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	311,529	309,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,635,291	1,613,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	493,175	480,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,400,000	1,367,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,000,000	975,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,200,000	1,174,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,600,000	1,561,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,400,000	3,339,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	700,000	692,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,400,000	2,368,750
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	500,000	493,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	600,000	594,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,400,000	1,310,072
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	178,110	177,150
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	277,161	268,564
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	637,713	628,962
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	600,000	576,299
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	700,000	674,587
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	126,365	125,053
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	500,000	465,582
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3845% 10/15/2036 (b)(c)(d)	3,667,747	3,640,405
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5845% 10/15/2036 (b)(c)(d)	544,915	539,499
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9845% 10/15/2036 (b)(c)(d)	449,243	443,660
JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Class A3, 3.5043% 12/15/2048	271,461	270,002
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	1,216,969	1,204,705
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	166,985	164,567
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	277,000	260,380
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	505,398	381,575
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	715,868	458,156
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9157% 4/15/2037 (b)(c)(d)	1,439,036	1,410,255
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6144% 5/15/2039 (b)(c)(d)	5,702,564	5,525,021
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1131% 5/15/2039 (b)(c)(d)	4,064,838	3,719,327
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4123% 5/15/2039 (b)(c)(d)	2,311,651	2,103,602
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8611% 5/15/2039 (b)(c)(d)	2,054,528	1,891,269
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3135% 3/15/2038 (b)(c)(d)	185,165	184,008
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5335% 3/15/2038 (b)(c)(d)	439,909	435,235
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8335% 3/15/2038 (b)(c)(d)	611,979	603,182
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1835% 3/15/2038 (b)(c)(d)	534,885	522,850
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	495,213	475,870
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,407,809	4,315,183
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	2,062,296	1,992,407
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (d)	2,402,749	2,253,827
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4083% 11/15/2040 (b)(c)(d)	988,740	991,807
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1572% 11/15/2040 (b)(c)(d)	1,120,800	1,123,597
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9185% 10/15/2036 (b)(c)(d)	5,734,375	5,698,535
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	1,185,780	1,213,962
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3192% 2/15/2039 (b)(c)(d)	1,190,000	1,167,816
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9692% 2/15/2039 (b)(c)(d)	619,000	605,922
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.01% 7/15/2036 (b)(c)(d)	1,059,647	1,053,686
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1645% 11/15/2038 (b)(c)(d)	6,227,680	6,188,757
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5135% 11/15/2038 (b)(c)(d)	2,746,736	2,729,569
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7627% 11/15/2038 (b)(c)(d)	1,432,429	1,423,476
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0119% 11/15/2038 (b)(c)(d)	941,453	935,569
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5621% 12/15/2039 (b)(c)(d)	3,736,000	3,726,672
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9116% 12/15/2039 (b)(c)(d)	910,000	908,864
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.311% 12/15/2039 (b)(c)(d)	671,000	669,947
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	292,111
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	3,269,943	2,661,768
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	256,512	202,367
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,260,731	1,239,695
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	483,150	462,402
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6345% 5/15/2031 (b)(c)(d)	2,496,000	2,480,573
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	800,000	829,048
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3099% 8/15/2041 (b)(c)(d)	600,000	596,730
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0103% 8/15/2041 (b)(c)(d)	1,400,000	1,392,181
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(d)	2,300,000	2,293,419
TOTAL UNITED STATES		247,577,138
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $251,308,654)		247,577,138

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $81,018,208)	882,029	76,921,762

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	1,788,000	1,649,028
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	1,363,000	1,061,218
TOTAL SAUDI ARABIA		2,710,246
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,463,195)		2,710,246

Non-Convertible Corporate Bonds - 23.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	1,485,000	1,389,275
Westpac Banking Corp 4.11% 7/24/2034 (b)	2,107,000	2,013,199

TOTAL AUSTRALIA		3,402,474
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	1,417,000	1,436,944
Enbridge Inc 4.25% 12/1/2026	1,006,000	1,000,786
		2,437,730
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	1,074,000	1,058,571
TOTAL CANADA		3,496,301
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	4,281,000	4,259,831
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	4,420,000	4,519,266
Societe Generale SA 1.488% 12/14/2026 (b)(d)	5,527,000	5,399,385
Societe Generale SA 5.5% 4/13/2029 (b)(d)	3,018,000	3,059,269

TOTAL FRANCE		17,237,751
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG 4.5% 4/1/2025	6,790,000	6,790,001
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	2,000,000	1,990,472
		8,780,473
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	2,477,000	2,465,926
TOTAL GERMANY		11,246,399
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,289,000	2,212,071
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,397,000	2,252,486
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	2,564,000	2,271,585
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	1,774,000	1,772,354
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	7,503,000	7,745,133
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	2,058,000	2,063,980
		18,317,609
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	897,000	891,968
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	2,653,000	2,637,589
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	1,331,000	1,331,240
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	3,488,000	3,609,554
		8,470,351
TOTAL IRELAND		26,787,960
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	7,296,000	7,316,366
MEXICO - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos 4.5% 1/23/2026	3,020,000	2,956,248
Petroleos Mexicanos 5.95% 1/28/2031	3,652,000	3,093,061
Petroleos Mexicanos 6.35% 2/12/2048	7,493,000	4,944,631
Petroleos Mexicanos 6.49% 1/23/2027	2,174,000	2,126,498
Petroleos Mexicanos 6.5% 1/23/2029	3,157,000	2,966,475
Petroleos Mexicanos 6.5% 3/13/2027	2,742,000	2,670,434
Petroleos Mexicanos 6.7% 2/16/2032	9,246,000	8,112,440
Petroleos Mexicanos 6.75% 9/21/2047	6,872,000	4,693,232
Petroleos Mexicanos 6.84% 1/23/2030	2,517,000	2,295,252
Petroleos Mexicanos 6.95% 1/28/2060	4,473,000	3,032,247
Petroleos Mexicanos 7.69% 1/23/2050	9,202,000	6,872,514

TOTAL MEXICO		43,763,032
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	13,000,000	13,085,641
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,230,000	4,219,384

TOTAL NETHERLANDS		17,305,025
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	789,948	820,558
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	3,309,000	3,170,257
UBS Group AG 3.869% 1/12/2029 (b)(d)	2,282,000	2,228,988
UBS Group AG 4.125% 9/24/2025 (d)	2,986,000	2,978,769
UBS Group AG 4.194% 4/1/2031 (b)(d)	5,461,000	5,264,675
UBS Group AG 4.55% 4/17/2026	1,462,000	1,462,665
		15,105,354
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	593,580
TOTAL SWITZERLAND		15,698,934
UNITED KINGDOM - 0.6%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,907,000	2,035,316
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	906,000	903,703
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	1,890,000	1,947,935
Reynolds American Inc 4.45% 6/12/2025	824,000	822,936
Reynolds American Inc 5.7% 8/15/2035	689,000	694,015
Reynolds American Inc 6.15% 9/15/2043	2,271,000	2,267,788
Reynolds American Inc 7.25% 6/15/2037	1,681,000	1,867,354
		10,539,047
Financials - 0.4%
Banks - 0.4%
Barclays PLC 5.088% 6/20/2030 (b)	4,171,000	4,142,581
Barclays PLC 5.2% 5/12/2026	3,533,000	3,544,296
Barclays PLC 5.829% 5/9/2027 (b)	1,900,000	1,923,179
Barclays PLC 6.224% 5/9/2034 (b)	1,900,000	1,979,286
NatWest Group PLC 3.073% 5/22/2028 (b)	2,640,000	2,554,393
		14,143,735
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	1,287,000	1,206,456
TOTAL UNITED KINGDOM		25,889,238
UNITED STATES - 19.6%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	8,483,000	6,954,827
AT&T Inc 3.65% 9/15/2059	999,000	673,758
AT&T Inc 3.8% 12/1/2057	8,657,000	6,077,381
AT&T Inc 4.3% 2/15/2030	1,940,000	1,909,975
AT&T Inc 4.75% 5/15/2046	10,884,000	9,467,783
Verizon Communications Inc 2.55% 3/21/2031	3,143,000	2,769,418
		27,853,142
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	545,000	441,261
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,435,000	1,297,368
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,091,000	822,542
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	505,000	504,877
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,180,000	1,174,549
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	10,656,000	8,829,345
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,435,000	1,152,367
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,136,000	2,205,527
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,557,000	1,480,202
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,474,000	1,516,265
Discovery Communications LLC 3.625% 5/15/2030	3,396,000	3,055,181
Discovery Communications LLC 4.125% 5/15/2029	118,000	111,345
Time Warner Cable LLC 4.5% 9/15/2042	525,000	399,921
Time Warner Cable LLC 5.5% 9/1/2041	965,000	836,989
Time Warner Cable LLC 5.875% 11/15/2040	852,000	781,167
Time Warner Cable LLC 6.55% 5/1/2037	11,472,000	11,379,321
Time Warner Cable LLC 7.3% 7/1/2038	2,146,000	2,252,928
Warnermedia Holdings Inc 3.755% 3/15/2027	1,061,000	1,034,854
Warnermedia Holdings Inc 4.054% 3/15/2029	743,000	699,723
Warnermedia Holdings Inc 4.279% 3/15/2032	3,451,000	3,040,467
Warnermedia Holdings Inc 5.05% 3/15/2042	1,789,000	1,430,849
Warnermedia Holdings Inc 5.141% 3/15/2052	5,047,000	3,679,247
		48,126,295
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	3,463,000	3,412,871
T-Mobile USA Inc 3.875% 4/15/2030	5,007,000	4,799,920
		8,212,791
TOTAL COMMUNICATION SERVICES		84,192,228

Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
AutoNation Inc 4.75% 6/1/2030	434,000	426,029
AutoZone Inc 3.625% 4/15/2025	649,000	648,654
AutoZone Inc 4% 4/15/2030	3,015,000	2,908,494
Lowe's Cos Inc 3.35% 4/1/2027	384,000	375,997
Lowe's Cos Inc 3.75% 4/1/2032	1,183,000	1,097,444
Lowe's Cos Inc 4.45% 4/1/2062	4,962,000	3,860,078
Lowe's Cos Inc 4.5% 4/15/2030	2,166,000	2,149,036
O'Reilly Automotive Inc 4.2% 4/1/2030	668,000	651,767
		12,117,499
Consumer Staples - 0.7%
Beverages - 0.2%
Molson Coors Beverage Co 5% 5/1/2042	7,433,000	6,837,400
Consumer Staples Distribution & Retail - 0.3%
Kroger Co/The 5% 9/15/2034	2,170,000	2,120,662
Mars Inc 4.8% 3/1/2030 (d)	3,145,000	3,162,989
Mars Inc 5% 3/1/2032 (d)	2,361,000	2,371,206
Mars Inc 5.2% 3/1/2035 (d)	1,962,000	1,971,824
Mars Inc 5.65% 5/1/2045 (d)	1,908,000	1,912,152
Mars Inc 5.7% 5/1/2055 (d)	3,805,000	3,801,783
		15,340,616
Food Products - 0.1%
General Mills Inc 2.875% 4/15/2030	408,000	374,012
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (d)	2,180,000	2,240,604
		2,614,616
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	3,140,000	2,516,641
Altria Group Inc 4.5% 5/2/2043	2,104,000	1,741,445
Altria Group Inc 4.8% 2/14/2029	575,000	576,172
Altria Group Inc 5.95% 2/14/2049	753,000	743,301
		5,577,559
TOTAL CONSUMER STAPLES		30,370,191

Energy - 1.8%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	1,223,000	1,173,165
Oil, Gas & Consumable Fuels - 1.8%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	547,000	568,399
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	1,473,000	1,520,817
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	440,000	457,946
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	793,000	832,271
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	475,000	505,009
DCP Midstream Operating LP 5.6% 4/1/2044	697,000	647,024
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	1,406,000	1,469,029
Energy Transfer LP 3.75% 5/15/2030	1,314,000	1,242,390
Energy Transfer LP 4.95% 6/15/2028	2,298,000	2,313,369
Energy Transfer LP 5% 5/15/2050	3,733,000	3,143,303
Energy Transfer LP 5.25% 4/15/2029	1,165,000	1,178,645
Energy Transfer LP 5.4% 10/1/2047	766,000	685,953
Energy Transfer LP 5.8% 6/15/2038	1,282,000	1,274,247
Energy Transfer LP 6% 6/15/2048	834,000	807,621
Energy Transfer LP 6.25% 4/15/2049	800,000	793,638
Hess Corp 4.3% 4/1/2027	2,776,000	2,762,078
Hess Corp 5.6% 2/15/2041	7,441,000	7,459,873
Hess Corp 7.125% 3/15/2033	569,000	643,656
Hess Corp 7.3% 8/15/2031	762,000	862,389
Hess Corp 7.875% 10/1/2029	2,490,000	2,799,768
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	261,000	275,202
Kinder Morgan Inc 5.55% 6/1/2045	1,383,000	1,296,300
MPLX LP 4.8% 2/15/2029	640,000	641,096
MPLX LP 4.95% 9/1/2032	3,480,000	3,410,015
MPLX LP 5.5% 2/15/2049	1,917,000	1,743,300
Occidental Petroleum Corp 5.55% 3/15/2026	3,587,000	3,601,427
Occidental Petroleum Corp 6.2% 3/15/2040	965,000	954,722
Occidental Petroleum Corp 6.45% 9/15/2036	2,612,000	2,688,707
Occidental Petroleum Corp 6.6% 3/15/2046	3,240,000	3,266,191
Occidental Petroleum Corp 7.5% 5/1/2031	4,360,000	4,799,959
ONEOK Inc 4.25% 9/24/2027	1,093,000	1,083,318
ONEOK Inc 4.4% 10/15/2029	1,143,000	1,122,574
ONEOK Inc 4.75% 10/15/2031	2,223,000	2,178,736
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	751,000	707,654
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	4,528,000	4,444,729
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	577,000	534,121
Western Gas Partners LP 3.95% 6/1/2025	493,000	492,070
Western Gas Partners LP 4.5% 3/1/2028	1,136,000	1,124,876
Western Gas Partners LP 4.65% 7/1/2026	5,141,000	5,136,441
Western Gas Partners LP 4.75% 8/15/2028	656,000	653,157
Williams Cos Inc/The 3.5% 11/15/2030	4,829,000	4,512,151
Williams Cos Inc/The 4.65% 8/15/2032	3,633,000	3,518,148
Williams Cos Inc/The 5.3% 8/15/2052	824,000	755,372
		80,907,691
TOTAL ENERGY		82,080,856

Financials - 8.8%
Banks - 3.7%
Bank of America Corp 2.299% 7/21/2032 (b)	8,618,000	7,361,152
Bank of America Corp 3.419% 12/20/2028 (b)	10,766,000	10,433,600
Bank of America Corp 4.25% 10/22/2026	2,419,000	2,411,318
Bank of America Corp 4.45% 3/3/2026	861,000	859,605
Bank of America Corp 5.015% 7/22/2033 (b)	18,422,000	18,344,723
Bank of America Corp 5.425% 8/15/2035 (b)	6,500,000	6,364,355
Citigroup Inc 4.3% 11/20/2026	983,000	978,880
Citigroup Inc 4.412% 3/31/2031 (b)	6,030,000	5,875,812
Citigroup Inc 4.45% 9/29/2027	9,708,000	9,662,284
Citigroup Inc 4.6% 3/9/2026	1,246,000	1,245,046
Citigroup Inc 4.91% 5/24/2033 (b)	5,644,000	5,534,495
Citigroup Inc 5.5% 9/13/2025	3,136,000	3,146,591
Citizens Financial Group Inc 2.638% 9/30/2032	2,757,000	2,265,031
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	5,882,000	5,987,769
Fifth Third Bancorp 4.895% 9/6/2030 (b)	4,500,000	4,489,221
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	2,452,000	2,229,597
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	7,267,000	7,170,662
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	15,530,000	15,130,537
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	4,507,000	4,471,161
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	15,000,000	15,233,936
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	3,241,000	3,106,321
Wells Fargo & Co 3.526% 3/24/2028 (b)	5,273,000	5,166,816
Wells Fargo & Co 4.478% 4/4/2031 (b)	8,118,000	7,979,312
Wells Fargo & Co 5.013% 4/4/2051 (b)	9,125,000	8,213,354
Wells Fargo & Co 5.244% 1/24/2031 (b)	6,240,000	6,344,610
Wells Fargo & Co 5.499% 1/23/2035 (b)	2,849,000	2,887,750
		162,893,938
Capital Markets - 2.5%
Ares Capital Corp 3.875% 1/15/2026	7,074,000	7,014,647
Athene Global Funding 5.339% 1/15/2027 (d)	5,719,000	5,780,315
Athene Global Funding 5.583% 1/9/2029 (d)	2,875,000	2,935,906
Blackstone Private Credit Fund 7.05% 9/29/2025	4,363,000	4,406,203
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	5,355,000	4,586,514
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	2,100,000	1,850,833
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	23,641,000	23,189,323
Goldman Sachs Group Inc/The 3.8% 3/15/2030	8,794,000	8,409,775
Goldman Sachs Group Inc/The 4.25% 10/21/2025	1,288,000	1,284,688
Goldman Sachs Group Inc/The 6.75% 10/1/2037	1,275,000	1,378,754
Morgan Stanley 3.125% 7/27/2026	12,469,000	12,253,458
Morgan Stanley 3.622% 4/1/2031 (b)	5,698,000	5,380,114
Morgan Stanley 3.625% 1/20/2027	6,245,000	6,175,883
Morgan Stanley 4.431% 1/23/2030 (b)	2,495,000	2,463,409
Morgan Stanley 4.889% 7/20/2033 (b)	9,357,000	9,218,164
Morgan Stanley 5% 11/24/2025	8,309,000	8,336,312
Morgan Stanley 5.23% 1/15/2031 (b)	9,000,000	9,146,424
		113,810,722
Consumer Finance - 0.9%
Ally Financial Inc 5.543% 1/17/2031 (b)	672,000	668,601
Ally Financial Inc 5.8% 5/1/2025	2,973,000	2,975,008
Ally Financial Inc 7.1% 11/15/2027	4,120,000	4,337,805
Ally Financial Inc 8% 11/1/2031	1,535,000	1,710,452
Capital One Financial Corp 3.273% 3/1/2030 (b)	3,538,000	3,316,845
Capital One Financial Corp 3.65% 5/11/2027	7,652,000	7,492,460
Capital One Financial Corp 3.8% 1/31/2028	4,006,000	3,920,191
Capital One Financial Corp 4.985% 7/24/2026 (b)	3,566,000	3,566,954
Capital One Financial Corp 5.247% 7/26/2030 (b)	4,600,000	4,629,836
Discover Financial Services 4.1% 2/9/2027	1,620,000	1,603,527
Discover Financial Services 4.5% 1/30/2026	2,660,000	2,654,855
Synchrony Financial 3.95% 12/1/2027	4,360,000	4,251,223
		41,127,757
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	1,148,000	1,147,864
Corebridge Financial Inc 3.65% 4/5/2027	3,963,000	3,893,555
Corebridge Financial Inc 3.85% 4/5/2029	1,606,000	1,552,806
Corebridge Financial Inc 3.9% 4/5/2032	1,912,000	1,767,508
Corebridge Financial Inc 4.35% 4/5/2042	435,000	363,755
Corebridge Financial Inc 4.4% 4/5/2052	1,286,000	1,029,233
Corebridge Global Funding 4.9% 12/3/2029 (d)	3,500,000	3,500,508
Corebridge Global Funding 5.9% 9/19/2028 (d)	2,307,000	2,399,057
Equitable Holdings Inc 4.35% 4/20/2028	2,412,000	2,391,289
Equitable Holdings Inc 4.572% 2/15/2029 (d)	832,000	819,862
Jackson Financial Inc 3.125% 11/23/2031	436,000	379,269
Jackson Financial Inc 5.17% 6/8/2027	1,735,000	1,749,522
Jackson Financial Inc 5.67% 6/8/2032	1,866,000	1,899,468
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	5,004,000	4,812,053
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,479,000	3,853,116
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,723,000	1,552,480
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,885,000	1,904,155
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	717,000	728,379
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	2,818,000	2,862,609
Pine Street Trust II 5.568% 2/15/2049 (d)	3,236,000	3,029,270
		41,635,758
Insurance - 0.8%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	6,263,000	5,701,254
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	2,324,000	2,305,625
Marsh & McLennan Cos Inc 4.375% 3/15/2029	2,258,000	2,250,117
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	3,298,000	2,178,464
MetLife Inc 5.3% 12/15/2034	6,750,000	6,859,605
Pacific LifeCorp 5.125% 1/30/2043 (d)	2,981,000	2,768,396
Reinsurance Group of America Inc 6% 9/15/2033	5,628,000	5,838,350
Unum Group 3.875% 11/5/2025	2,759,000	2,734,643
Unum Group 4% 6/15/2029	2,503,000	2,430,461
Unum Group 4.046% 8/15/2041 (d)	151,000	121,647
Unum Group 5.75% 8/15/2042	3,920,000	3,858,892
		37,047,454
TOTAL FINANCIALS		396,515,629

Health Care - 1.3%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	2,052,000	2,088,903
Amgen Inc 5.25% 3/2/2030	1,874,000	1,916,754
Amgen Inc 5.25% 3/2/2033	2,115,000	2,145,545
Amgen Inc 5.6% 3/2/2043	2,009,000	1,991,374
Amgen Inc 5.75% 3/2/2063	1,820,000	1,773,604
		9,916,180
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	5,569,000	5,081,644
Centene Corp 2.625% 8/1/2031	2,597,000	2,182,822
Centene Corp 3.375% 2/15/2030	2,896,000	2,619,133
Centene Corp 4.25% 12/15/2027	3,262,000	3,182,985
Centene Corp 4.625% 12/15/2029	5,066,000	4,853,626
Cigna Group/The 4.8% 8/15/2038	2,144,000	2,003,360
CVS Health Corp 3% 8/15/2026	355,000	347,028
CVS Health Corp 3.625% 4/1/2027	1,019,000	999,713
CVS Health Corp 4.78% 3/25/2038	3,388,000	3,039,883
CVS Health Corp 5% 1/30/2029	1,590,000	1,597,404
CVS Health Corp 5.25% 1/30/2031	652,000	658,282
HCA Inc 3.5% 9/1/2030	2,160,000	2,003,102
HCA Inc 3.625% 3/15/2032	487,000	440,262
HCA Inc 5.45% 4/1/2031	4,100,000	4,164,564
HCA Inc 5.625% 9/1/2028	2,246,000	2,295,710
HCA Inc 5.875% 2/1/2029	2,447,000	2,521,470
Humana Inc 3.7% 3/23/2029	1,508,000	1,444,797
Sabra Health Care LP 3.2% 12/1/2031	5,311,000	4,612,271
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,197,000	1,183,872
		45,231,928
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	757,000	766,314
Mylan Inc 4.55% 4/15/2028	2,271,000	2,224,330
Utah Acquisition Sub Inc 3.95% 6/15/2026	873,000	861,284
		3,851,928
TOTAL HEALTH CARE		59,000,036

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	1,681,000	1,688,645
Boeing Co 5.15% 5/1/2030	1,681,000	1,691,426
Boeing Co 5.705% 5/1/2040	1,703,000	1,655,497
Boeing Co 5.805% 5/1/2050	1,703,000	1,621,224
Boeing Co 5.93% 5/1/2060	1,680,000	1,580,306
Boeing Co 6.259% 5/1/2027	888,000	913,628
Boeing Co 6.298% 5/1/2029	1,138,000	1,193,411
Boeing Co 6.388% 5/1/2031	862,000	918,563
Boeing Co 6.528% 5/1/2034	923,000	988,982
Boeing Co 6.858% 5/1/2054	1,389,000	1,508,726
Boeing Co 7.008% 5/1/2064	1,311,000	1,420,588
		15,180,996
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	365,000	383,923
Carrier Global Corp 6.2% 3/15/2054	226,000	241,249
		625,172
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	3,659,000	3,647,201
TOTAL INDUSTRIALS		19,453,369

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	634,000	642,187
Dell International LLC / EMC Corp 6.1% 7/15/2027	1,349,000	1,391,145
Dell International LLC / EMC Corp 6.2% 7/15/2030	1,167,000	1,235,570
		3,268,902
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (d)	944,000	878,097
Broadcom Inc 2.45% 2/15/2031 (d)	8,034,000	7,068,529
Broadcom Inc 2.6% 2/15/2033 (d)	8,034,000	6,770,911
Broadcom Inc 3.5% 2/15/2041 (d)	6,488,000	5,080,477
		19,798,014
Software - 0.2%
Oracle Corp 2.3% 3/25/2028	5,824,000	5,470,392
Oracle Corp 3.6% 4/1/2040	3,327,000	2,616,782
		8,087,174
TOTAL INFORMATION TECHNOLOGY		31,154,090

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 6.6% 11/15/2028 (b)	1,918,000	1,978,355
Celanese US Holdings LLC 6.8% 11/15/2030 (b)	1,944,000	2,014,705
Celanese US Holdings LLC 6.95% 11/15/2033 (b)	1,136,000	1,187,200
		5,180,260
Real Estate - 2.7%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 2.75% 4/1/2032	834,000	673,642
Store Capital LLC 2.75% 11/18/2030	4,952,000	4,340,942
Store Capital LLC 4.625% 3/15/2029	1,018,000	995,142
VICI Properties LP 4.375% 5/15/2025	446,000	445,534
VICI Properties LP 4.75% 2/15/2028	3,531,000	3,531,237
VICI Properties LP 4.75% 4/1/2028 (e)	745,000	746,481
VICI Properties LP 4.95% 2/15/2030	4,599,000	4,559,280
VICI Properties LP 5.125% 5/15/2032	1,205,000	1,179,374
VICI Properties LP 5.75% 4/1/2034	503,000	505,627
Vornado Realty LP 2.15% 6/1/2026	1,069,000	1,031,063
WP Carey Inc 2.4% 2/1/2031	2,157,000	1,871,653
WP Carey Inc 3.85% 7/15/2029	724,000	696,180
		20,576,155
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	2,366,000	2,356,191
Healthcare Realty Holdings LP 3.1% 2/15/2030	745,000	683,593
Healthcare Realty Holdings LP 3.5% 8/1/2026	775,000	762,260
Healthpeak OP LLC 3.25% 7/15/2026	325,000	319,657
Healthpeak OP LLC 3.5% 7/15/2029	373,000	353,875
Omega Healthcare Investors Inc 3.25% 4/15/2033	3,331,000	2,823,805
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,500,000	1,352,864
Omega Healthcare Investors Inc 3.625% 10/1/2029	3,357,000	3,138,915
Omega Healthcare Investors Inc 4.5% 4/1/2027	9,194,000	9,150,518
Omega Healthcare Investors Inc 4.75% 1/15/2028	3,623,000	3,614,266
Omega Healthcare Investors Inc 5.25% 1/15/2026	3,228,000	3,233,793
Ventas Realty LP 3% 1/15/2030	4,331,000	3,977,153
Ventas Realty LP 4% 3/1/2028	1,273,000	1,251,392
Ventas Realty LP 4.125% 1/15/2026	884,000	879,531
Ventas Realty LP 4.375% 2/1/2045	433,000	358,874
Ventas Realty LP 4.75% 11/15/2030	5,686,000	5,655,067
		39,911,754
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	1,037,000	912,404
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	2,203,000	1,973,118
Boston Properties LP 4.5% 12/1/2028	2,209,000	2,169,295
Boston Properties LP 6.75% 12/1/2027	2,669,000	2,791,353
COPT Defense Properties LP 2% 1/15/2029	328,000	292,914
COPT Defense Properties LP 2.25% 3/15/2026	945,000	920,772
COPT Defense Properties LP 2.75% 4/15/2031	914,000	791,931
Hudson Pacific Properties LP 4.65% 4/1/2029	4,395,000	3,322,233
		12,261,616
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,619,000	2,475,885
Brandywine Operating Partnership LP 4.55% 10/1/2029	3,316,000	3,015,324
Brandywine Operating Partnership LP 8.3% 3/15/2028	3,596,000	3,724,392
CBRE Services Inc 2.5% 4/1/2031	3,160,000	2,750,800
Tanger Properties LP 2.75% 9/1/2031	2,490,000	2,147,198
Tanger Properties LP 3.125% 9/1/2026	3,468,000	3,395,064
		17,508,663
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	427,000	366,339
American Homes 4 Rent LP 3.625% 4/15/2032	1,758,000	1,596,120
American Homes 4 Rent LP 5.5% 7/15/2034	4,187,000	4,173,501
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	2,644,000	2,466,935
Sun Communities Operating LP 2.3% 11/1/2028	948,000	874,886
Sun Communities Operating LP 2.7% 7/15/2031	2,448,000	2,130,349
UDR Inc 5.125% 9/1/2034	1,692,000	1,661,391
		13,269,521
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,875,000	2,754,020
Brixmor Operating Partnership LP 4.125% 5/15/2029	2,868,000	2,783,606
Brixmor Operating Partnership LP 4.125% 6/15/2026	2,638,000	2,618,008
Kite Realty Group Trust 4.75% 9/15/2030	5,514,000	5,441,113
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	654,000	659,292
Realty Income Corp 2.2% 6/15/2028	453,000	421,447
Realty Income Corp 2.85% 12/15/2032	556,000	478,977
Realty Income Corp 3.25% 1/15/2031	579,000	531,952
Realty Income Corp 3.4% 1/15/2028	904,000	877,624
Regency Centers LP 5.1% 1/15/2035	1,953,000	1,931,506
Simon Property Group LP 2.45% 9/13/2029	924,000	842,810
		19,340,355
TOTAL REAL ESTATE		123,780,468

Utilities - 1.0%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	3,742,000	3,343,376
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,957,000	1,816,982
Cleco Corporate Holdings LLC 3.743% 5/1/2026	7,482,000	7,388,159
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	449,000	424,674
Duke Energy Corp 2.45% 6/1/2030	1,580,000	1,408,805
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	750,000	660,823
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	2,595,000	2,213,652
Entergy Corp 2.8% 6/15/2030	1,621,000	1,467,345
Exelon Corp 2.75% 3/15/2027	829,000	802,304
Exelon Corp 3.35% 3/15/2032	1,006,000	908,289
Exelon Corp 4.05% 4/15/2030	988,000	957,201
Southern Co/The 4.85% 3/15/2035	5,500,000	5,323,063
		26,714,673
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	1,088,000	930,057
AES Corp/The 3.95% 7/15/2030 (d)	4,253,000	3,988,572
		4,918,629
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	4,856,000	4,514,727
NiSource Inc 3.6% 5/1/2030	2,477,000	2,345,620
Puget Energy Inc 4.1% 6/15/2030	1,909,000	1,823,274
Puget Energy Inc 4.224% 3/15/2032	3,417,000	3,181,360
		11,864,981
TOTAL UTILITIES		43,498,283

TOTAL UNITED STATES		887,342,909
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,150,063,418)		1,060,306,947

U.S. Government Agency - Mortgage Securities - 22.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.3%
Fannie Mae 2% 11/1/2051	832,246	665,751
Fannie Mae 2% 3/1/2052	2,112,975	1,687,623
Fannie Mae 2.5% 1/1/2052	400,805	335,495
Fannie Mae 2.5% 4/1/2052	539,608	454,041
Fannie Mae 2.5% 6/1/2052	1,853,488	1,565,948
Fannie Mae 5.5% 2/1/2055	3,849,618	3,845,598
Fannie Mae 6.5% 7/1/2054	259,773	271,695
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	1,365	1,398
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	2,448	2,519
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.925% 11/1/2036 (b)(c)	27,468	28,316
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 7.395% 5/1/2036 (b)(c)	19,101	19,680
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.166% 6/1/2042 (b)(c)	18,849	19,630
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.937% 7/1/2035 (b)(c)	1,872	1,931
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	10,528	10,907
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	4,652	4,853
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	8,718	9,107
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	11,834	12,354
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	11,180	11,584
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	7,975	8,215
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.285% 9/1/2036 (b)(c)	20,269	21,065
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(c)	7,316	7,601
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	27,861	28,335
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	2,361	2,417
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.515% 8/1/2036 (b)(c)	33,901	34,717
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.241% 10/1/2033 (b)(c)	3,453	3,530
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.465%, 6.995% 5/1/2035 (b)(c)	3,953	4,051
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,663,945	1,475,189
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	185,462	153,505
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,284,474	1,730,077
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	997,722	884,542
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	951,365	843,443
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	520,161	461,155
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	27,901	24,736
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	19,297	17,108
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	180,772	149,850
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	3,245,175	2,663,975
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,024,431	908,220
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	19,578	17,357
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	183,378	151,892
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	188,927	156,253
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,843,775	1,395,174
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	19,469	17,200
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	192,850	159,393
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	766,258	579,823
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,069,912	809,596
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	892,286	814,182
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,030,423	824,282
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,198,202	3,385,882
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	66,901	53,580
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	61,192	52,662
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,433	15,729
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	348,108	282,493
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	127,529	102,016
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,504,316	2,020,533
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,150,547	1,738,465
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,886,424	1,529,079
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,620,860	1,394,230
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,004,128	856,855
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	809,641	690,806
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	255,171	205,638
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	212,484	170,175
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	150,530	119,945
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	109,586	87,320
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	65,913	52,521
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	32,018	25,512
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	198,615	171,127
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,423	13,258
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	502,583	402,039
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,471,379	3,606,201
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,589,530	2,098,996
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,789,136	1,442,952
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,542,673	1,240,321
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,076,511	868,215
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	642,293	625,334
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,461	14,123
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	128,408	102,559
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,514	14,787
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,190	13,773
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,848	14,446
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	2,169,175	1,839,612
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	80,374	64,195
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,910	14,349
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,142,933	919,998
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	537,180	433,239
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	255,269	206,435
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	73,734	63,538
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,544,479	2,052,937
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,080,342	864,214
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	529,794	423,144
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,401	15,495
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,421,860	2,939,144
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	3,210,271	2,748,332
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	53,693	46,259
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	41,216	32,919
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	945,902	808,884
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	637,842	547,882
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	139,043	118,859
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,447,311	1,160,031
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	329,755	266,465
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	386,847	309,456
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	111,475	89,940
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,379	27,534
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	68,380	54,593
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	35,668	28,468
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	65,942	52,668
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	38,776	30,958
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	229,778	219,817
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	431,380	401,121
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	15,355	13,694
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	981,525	866,423
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	350,889	294,371
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	474,014	395,294
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	133,565	112,051
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	229,182	219,348
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	180,618	161,586
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	5,085,048	4,299,362
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,485,248	2,907,535
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	312,679	261,924
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	184,135	154,303
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	44,504	43,209
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	149,195	142,856
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	62,848	59,881
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,010,301	887,982
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	659,258	579,440
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	134,139	117,940
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,031,831	3,363,517
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,716,558	1,440,605
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,328,299	1,115,592
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	414,248	396,292
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,194,284	1,141,395
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,418,172	2,029,428
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,587,838	1,338,037
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	295,252	276,664
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	128,838	123,363
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	98,082	91,907
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	406,345	359,631
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	15,068	12,641
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	126,675	112,757
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	10,461	9,327
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	165,260	147,005
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	694,324	582,271
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	229,997	220,219
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	380,088	336,122
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,011,796	1,711,642
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	212,328	179,057
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	133,981	119,249
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	187,690	166,573
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	148,700	131,905
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	141,631	125,015
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	53,693	47,108
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,220,274	1,862,651
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,723,836	1,456,410
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,390,187	1,161,923
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	596,606	500,510
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	589,564	494,602
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,120	15,201
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	38,554	36,656
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	250,855	223,058
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	713,363	603,587
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	3,698,699	3,546,319
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	253,468	225,147
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	263,322	232,470
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	152,120	134,558
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	38,384	34,335
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,569,538	2,153,249
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,069,413	1,734,149
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,996,675	1,673,195
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	256,860	214,283
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	591,552	551,167
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	849,467	747,948
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	75,021	62,586
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	690,077	660,277
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	121,723	116,504
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	119,309	108,422
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	110,006	100,123
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	90,450	82,074
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	44,412	40,667
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	32,248	29,290
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,188	24,847
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,799	24,355
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,963	18,139
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,276	17,581
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,288	17,456
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,265	16,620
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,053	16,421
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,425	7,607
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	769,987	673,124
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	3,227,233	2,822,259
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	669,890	584,153
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	519,882	459,355
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	38,587	33,841
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,618	4,050
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	44,884	39,266
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (k)	6,323,531	5,549,776
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	434,099	380,168
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	56,191	49,052
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	46,602	40,609
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	20,989	20,283
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	84,379	82,092
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	35,074	31,745
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,001	17,389
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,351	16,911
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,380	15,830
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,302	12,008
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	151,965	132,848
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,258,536	1,103,753
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	345,094	301,466
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	292,145	282,267
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	219,575	213,083
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	947,479	906,564
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	268,305	256,719
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	135,746	130,096
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	117,693	107,090
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	66,931	60,885
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	49,433	44,833
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	48,850	44,449
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	47,973	43,602
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	48,090	43,525
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	45,831	41,703
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,113	18,419
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,612	16,916
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,212	14,731
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,626	8,683
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,403	6,789
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,312	2,070
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,405,928	1,229,064
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,795,356	3,319,090
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	542,971	475,854
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	479,850	420,235
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	424,287	371,840
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	147,298	143,779
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	57,999	56,464
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	750,070	681,294
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	571,520	519,121
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	297,568	270,725
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	271,471	246,663
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	66,604	60,614
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	58,008	52,390
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,155	36,412
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,494	4,180
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,034,483	910,165
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,475,321	2,164,702
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,176,852	1,029,173
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,052,803	920,691
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	117,002	113,436
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	45,923	44,287
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	37,917	36,687
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	60,876	55,334
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	68,914	61,990
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,156	8,021
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	8,098	7,094
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	641,947	559,787
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	150,189	136,551
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	123,586	111,227
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	72,914	63,832
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	56,377	51,199
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,031	40,865
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	40,674	36,911
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,450	24,022
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	78,337	70,049
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	8,643	7,729
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	8,433	7,615
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	271,314	238,709
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	52,987	48,187
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	30,607	27,369
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	11,753	10,509
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	47,805	41,851
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,696,315	3,237,098
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	425,613	369,544
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	284,496	275,106
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	170,499	166,096
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	39,253	35,622
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	38,026	34,002
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	34,004	30,407
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,726,706	1,518,662
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	300,000	260,760
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	54,162	47,298
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	25,202	22,000
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	365,965	353,993
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	353,814	320,214
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	173,196	154,872
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	72,803	65,100
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	24,046	21,487
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,056,763	928,777
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	65,729	57,645
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	623,921	546,602
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	13,995	12,243
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	755,439	663,002
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	68,755	60,213
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	76,447	73,987
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	63,674	61,574
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	355,924	345,505
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	424,880	373,954
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	59,350	51,921
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	29,743	25,964
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2052	349,386	303,004
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	141,102	131,629
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	61,409	56,455
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,023,289	941,703
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	943,036	866,964
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	357,460	328,625
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	196,014	180,202
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	130,115	119,253
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	128,659	118,280
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	119,385	109,754
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	29,160	26,807
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	398,393	368,372
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	155,688	141,865
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,217,313	1,121,398
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	125,485	115,363
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	373,905	345,729
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	10,892,175	9,904,611
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	55,289	51,395
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	50,471	46,400
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	585,717	531,331
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	59,572	55,586
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	185,599	170,627
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	82,816	76,135
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	248,483	225,644
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	145,904	136,239
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	378,380	353,178
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	134,891	125,945
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	88,217	82,175
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	704,099	649,502
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	605,203	558,274
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	403,485	370,937
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	312,387	292,192
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	226,385	211,484
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	38,633	35,943
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	12,132	11,425
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	207,998	191,219
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	88,514	81,374
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	4,211,552	3,821,804
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	173,790	159,771
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	134,449	123,604
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	116,754	107,336
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	111,390	102,404
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	706,611	655,907
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	42,512	40,637
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	168,747	157,635
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	178,169	163,796
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	171,124	157,320
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	100,914	92,774
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	238,748	220,832
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,900	15,314
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,325	3,201
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,145	5,906
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	96,306	91,745
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	39,474	37,444
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	24,759	23,838
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	170,925	164,235
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	30,800	29,282
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	413,592	393,970
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,035,372	1,959,415
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,652	1,587
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	211,185	203,038
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	52,910	50,189
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,200	5,033
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,920	3,772
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	60,876	58,089
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	39,407	37,464
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	31,804	30,168
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,369	15,721
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	120,136	115,359
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	16,286	15,718
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,665	13,109
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,565	10,156
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	1,515,730	1,440,505
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	25,679	24,358
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	31,706	30,429
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	29,603	28,455
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	955,426	912,252
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	197,034	189,268
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	68,487	65,819
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,210	27,063
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,917	3,760
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	150,943	144,339
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	20,905	19,894
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	371,643	352,734
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	87,355	82,773
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	85,413	80,934
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	596,073	560,791
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	401,169	378,156
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	399,833	379,490
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	929,683	880,928
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	154,432	146,333
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	69,974	66,861
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	51,420	49,500
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,145	2,070
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,302	5,087
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	378,016	360,082
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	32,470	30,858
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	208,877	198,250
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	136,264	130,255
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	22,026	21,173
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	445,015	423,903
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	19,803	18,820
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	41,819	39,669
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	11,137	10,568
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	64,946	61,565
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	26,657	26,183
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	54,943	53,846
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	13,876	13,599
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	180,868	178,925
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	18,725	18,531
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	122,873	121,544
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	116,015	113,697
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	14,325	14,243
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	374,626	370,475
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	133,985	131,602
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	45,814	44,899
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	42,961	42,103
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	24,162	23,679
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	13,375	13,116
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	698	684
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	30,945	30,172
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	874,327	851,399
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	31,391	30,833
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,450	4,382
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	332,622	326,290
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	19,741	19,291
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	829	827
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,401,987	1,392,834
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	242,261	240,774
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	50,101	49,480
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	98,184	96,438
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	45,731	44,918
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	30,177	29,546
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	50,805	49,409
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	231	231
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	57,189	56,100
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	351,619	342,728
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	61,248	59,642
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,228	15,817
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	52,124	51,590
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	286,610	279,363
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	65,691	65,303
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,251	25,103
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,812	11,744
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	8,361	8,318
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	25,413	25,133
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,197	10,085
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	49,611	48,666
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	41,672	40,879
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	985,211	955,374
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	63,357	62,976
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,484	29,305
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,263	23,123
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,276	13,198
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	132,393	131,465
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	63,603	62,393
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	314,174	318,377
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,484,109	1,471,615
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,223,155	1,214,004
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,795,081	1,785,018
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	950,397	942,099
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,005,412	997,576
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	25,497	25,777
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	11,866	11,985
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	18,669	18,903
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	37	37
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,872,152	3,869,199
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,175,628	1,177,707
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	777,845	777,325
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,696,776	1,699,776
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	296,934	299,315
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,907,046	5,919,338
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	597,002	602,721
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	201,606	204,042
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,501,704	1,504,828
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,042,233	1,052,218
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	960,865	968,569
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	681,760	689,783
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	392,442	393,259
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	986,060	987,804
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (b)(c)	10,933	11,067
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (b)(c)	27,919	28,222
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.754% 10/1/2033 (b)(c)	1,326	1,349
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	1,512	1,544
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	69,371	73,145
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	68,382	72,226
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	6,270	6,625
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	26,048	27,200
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	70,360	74,090
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	40,186	41,985
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,045,427	2,091,692
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,784,198	1,840,389
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	660,184	682,833
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	268,030	277,560
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,637,408	1,686,034
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	25,273	26,693
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	917,323	935,319
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,106,169	2,173,323
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	511,853	536,459
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	97,486	102,845
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	2,427,233	2,474,852
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,404,280	1,444,995
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,004,075	1,031,304
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,753,965	2,807,133
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	11,087	11,711
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	205,384	216,840
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,516,546	3,602,020
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,915,999	1,975,742
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,629,930	1,661,397
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	111,838	116,618
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,908,936	2,965,097
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	6,383	6,732
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	530,609	544,004
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,307,830	3,371,691
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	875,274	905,848
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	343,480	361,212
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,226,107	1,279,348
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,181	6,445
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	63,287	66,165
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	204,941	214,634
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	2,665	2,818
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	856,023	884,834
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	695,694	730,522
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,052,709	2,134,466
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	948,137	985,900
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	923,558	954,426
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	17,693	18,450
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,368	3,510
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,196	7,535
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,270,246	1,312,701
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	283,850	297,506
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	53,337	55,739
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	42,078	43,954
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,927	10,377
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	385,534	403,986
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	941,424	983,774
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	557	582
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	486	508
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	169	177
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	124	130
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	74	77
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	377	394
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	99	100
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	72	72
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	673	703
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	150	157
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	261	273
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	88	92
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	7,586	7,929
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	42	42
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	572	573
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	306	320
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	87	91
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	229	240
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	229	230
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	69	69
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	1,073	1,121
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	32	32
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	71	74
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	70	73
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	42	42
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	595	610
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	566	573
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	104	107
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	518	530
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	196	199
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	260	271
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	4,561	4,802
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	172	176
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	158	165
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	49	49
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	347	354
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	96	99
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	112	115
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	109	112
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	89	90
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	1,189	1,226
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	109	113
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	2,573	2,636
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	462	477
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	2,871	2,925
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	603	606
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,038	1,084
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	800	836
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	220	227
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	214	221
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	82	84
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	7,644	7,997
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	521	546
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 8% 1/1/2030	168	174
Freddie Mac Gold Pool 1.5% 1/1/2036	868,533	770,008
Freddie Mac Gold Pool 1.5% 1/1/2051	2,264,051	1,714,609
Freddie Mac Gold Pool 1.5% 11/1/2035	991,459	878,989
Freddie Mac Gold Pool 1.5% 11/1/2035	68,706	60,913
Freddie Mac Gold Pool 1.5% 12/1/2035	995,135	882,248
Freddie Mac Gold Pool 1.5% 12/1/2040	111,310	92,196
Freddie Mac Gold Pool 1.5% 2/1/2041	190,300	157,374
Freddie Mac Gold Pool 1.5% 2/1/2051	2,299,123	1,739,733
Freddie Mac Gold Pool 1.5% 3/1/2036	32,549	28,755
Freddie Mac Gold Pool 1.5% 3/1/2041	193,467	159,873
Freddie Mac Gold Pool 1.5% 4/1/2041	196,349	162,142
Freddie Mac Gold Pool 1.5% 4/1/2051 (i)	10,037,078	7,594,999
Freddie Mac Gold Pool 1.5% 5/1/2036	57,193	50,419
Freddie Mac Gold Pool 1.5% 7/1/2035	299,084	265,811
Freddie Mac Gold Pool 1.5% 8/1/2035	824,405	732,689
Freddie Mac Gold Pool 2% 1/1/2051	18,020	14,415
Freddie Mac Gold Pool 2% 1/1/2052	139,363	111,047
Freddie Mac Gold Pool 2% 1/1/2052	43,894	34,976
Freddie Mac Gold Pool 2% 10/1/2041	18,700	15,957
Freddie Mac Gold Pool 2% 10/1/2050	124,551	99,634
Freddie Mac Gold Pool 2% 10/1/2051	2,498,583	2,011,222
Freddie Mac Gold Pool 2% 10/1/2051	959,468	775,617
Freddie Mac Gold Pool 2% 10/1/2051	940,379	758,423
Freddie Mac Gold Pool 2% 10/1/2051	206,272	166,360
Freddie Mac Gold Pool 2% 11/1/2041	450,207	384,017
Freddie Mac Gold Pool 2% 11/1/2050	231,425	185,127
Freddie Mac Gold Pool 2% 11/1/2050	18,152	14,521
Freddie Mac Gold Pool 2% 11/1/2051	1,453,663	1,168,302
Freddie Mac Gold Pool 2% 11/1/2051	745,615	601,344
Freddie Mac Gold Pool 2% 11/1/2051	378,805	303,378
Freddie Mac Gold Pool 2% 11/1/2051	294,300	237,355
Freddie Mac Gold Pool 2% 11/1/2051	186,643	150,529
Freddie Mac Gold Pool 2% 11/1/2051	114,591	91,309
Freddie Mac Gold Pool 2% 11/1/2051	98,982	78,871
Freddie Mac Gold Pool 2% 11/1/2051	89,980	71,698
Freddie Mac Gold Pool 2% 11/1/2051	39,484	31,462
Freddie Mac Gold Pool 2% 12/1/2051	2,069,942	1,669,424
Freddie Mac Gold Pool 2% 12/1/2051	1,750,784	1,412,021
Freddie Mac Gold Pool 2% 12/1/2051	665,809	536,980
Freddie Mac Gold Pool 2% 12/1/2051	53,965	43,220
Freddie Mac Gold Pool 2% 2/1/2042	499,232	423,384
Freddie Mac Gold Pool 2% 2/1/2051	19,160	15,327
Freddie Mac Gold Pool 2% 2/1/2052	3,870,135	3,121,294
Freddie Mac Gold Pool 2% 3/1/2041	173,736	149,829
Freddie Mac Gold Pool 2% 3/1/2051	364,544	291,615
Freddie Mac Gold Pool 2% 3/1/2051	64,955	51,879
Freddie Mac Gold Pool 2% 4/1/2041	17,360	14,876
Freddie Mac Gold Pool 2% 4/1/2051	240,494	192,081
Freddie Mac Gold Pool 2% 4/1/2051	76,136	60,810
Freddie Mac Gold Pool 2% 4/1/2052	1,385,098	1,116,659
Freddie Mac Gold Pool 2% 5/1/2041	303,240	259,594
Freddie Mac Gold Pool 2% 5/1/2051	1,754,658	1,419,532
Freddie Mac Gold Pool 2% 5/1/2051	200,149	161,484
Freddie Mac Gold Pool 2% 5/1/2051	195,631	156,678
Freddie Mac Gold Pool 2% 5/1/2051	112,856	90,137
Freddie Mac Gold Pool 2% 5/1/2051	82,693	66,227
Freddie Mac Gold Pool 2% 6/1/2041	517,671	443,123
Freddie Mac Gold Pool 2% 6/1/2050	12,944,710	10,375,285
Freddie Mac Gold Pool 2% 6/1/2050	860,983	695,735
Freddie Mac Gold Pool 2% 6/1/2052	91,618	73,175
Freddie Mac Gold Pool 2% 7/1/2041	2,352,014	2,022,083
Freddie Mac Gold Pool 2% 7/1/2041	17,935	15,331
Freddie Mac Gold Pool 2% 7/1/2050	13,441	10,773
Freddie Mac Gold Pool 2% 7/1/2051	113,592	91,649
Freddie Mac Gold Pool 2% 8/1/2051	260,775	208,605
Freddie Mac Gold Pool 2% 8/1/2051	35,276	28,164
Freddie Mac Gold Pool 2% 8/1/2052	136,792	108,998
Freddie Mac Gold Pool 2% 9/1/2050	2,048,626	1,638,789
Freddie Mac Gold Pool 2% 9/1/2050	226,024	180,807
Freddie Mac Gold Pool 2% 9/1/2050	23,437	18,749
Freddie Mac Gold Pool 2% 9/1/2051	1,790,349	1,447,846
Freddie Mac Gold Pool 2.5% 1/1/2033	10,992	10,474
Freddie Mac Gold Pool 2.5% 1/1/2041	443,493	392,470
Freddie Mac Gold Pool 2.5% 1/1/2042	983,706	863,070
Freddie Mac Gold Pool 2.5% 1/1/2052	1,929,060	1,618,946
Freddie Mac Gold Pool 2.5% 10/1/2040	321,840	285,700
Freddie Mac Gold Pool 2.5% 10/1/2041	485,656	426,857
Freddie Mac Gold Pool 2.5% 11/1/2031	194,878	186,507
Freddie Mac Gold Pool 2.5% 11/1/2041	4,321,083	3,803,323
Freddie Mac Gold Pool 2.5% 11/1/2041	185,297	162,921
Freddie Mac Gold Pool 2.5% 11/1/2041	124,755	109,807
Freddie Mac Gold Pool 2.5% 11/1/2049	29,741	24,969
Freddie Mac Gold Pool 2.5% 11/1/2050	4,446,848	3,755,600
Freddie Mac Gold Pool 2.5% 11/1/2050	2,102,024	1,777,898
Freddie Mac Gold Pool 2.5% 11/1/2051	199,223	166,200
Freddie Mac Gold Pool 2.5% 12/1/2050	245,873	207,960
Freddie Mac Gold Pool 2.5% 12/1/2051	1,818,020	1,525,756
Freddie Mac Gold Pool 2.5% 12/1/2051	472,032	393,641
Freddie Mac Gold Pool 2.5% 2/1/2035	241,852	226,626
Freddie Mac Gold Pool 2.5% 2/1/2042	820,198	727,303
Freddie Mac Gold Pool 2.5% 2/1/2051	1,020,005	862,724
Freddie Mac Gold Pool 2.5% 2/1/2051	614,903	515,860
Freddie Mac Gold Pool 2.5% 3/1/2033	131,639	125,381
Freddie Mac Gold Pool 2.5% 3/1/2050	404,900	339,556
Freddie Mac Gold Pool 2.5% 3/1/2051	540,333	453,301
Freddie Mac Gold Pool 2.5% 4/1/2033	57,755	54,932
Freddie Mac Gold Pool 2.5% 4/1/2042	120,882	106,171
Freddie Mac Gold Pool 2.5% 4/1/2047	316,475	266,390
Freddie Mac Gold Pool 2.5% 4/1/2052	609,421	514,689
Freddie Mac Gold Pool 2.5% 5/1/2033	18,576	17,666
Freddie Mac Gold Pool 2.5% 5/1/2035	664,301	620,610
Freddie Mac Gold Pool 2.5% 5/1/2041	1,755,142	1,559,856
Freddie Mac Gold Pool 2.5% 5/1/2051	980,970	828,788
Freddie Mac Gold Pool 2.5% 6/1/2041	142,815	125,836
Freddie Mac Gold Pool 2.5% 7/1/2032	269,500	257,383
Freddie Mac Gold Pool 2.5% 7/1/2036	849,399	792,738
Freddie Mac Gold Pool 2.5% 8/1/2041	746,520	657,304
Freddie Mac Gold Pool 2.5% 8/1/2041	102,812	90,589
Freddie Mac Gold Pool 2.5% 8/1/2050	4,238,025	3,573,940
Freddie Mac Gold Pool 2.5% 8/1/2050	1,043,974	883,323
Freddie Mac Gold Pool 2.5% 9/1/2039	6,484	5,813
Freddie Mac Gold Pool 2.5% 9/1/2041	228,227	202,450
Freddie Mac Gold Pool 2.5% 9/1/2051	402,278	337,106
Freddie Mac Gold Pool 3% 1/1/2033	73,527	71,017
Freddie Mac Gold Pool 3% 1/1/2033	51,992	50,161
Freddie Mac Gold Pool 3% 1/1/2034	87,555	84,228
Freddie Mac Gold Pool 3% 1/1/2043	109,231	99,372
Freddie Mac Gold Pool 3% 1/1/2052	1,362,383	1,188,017
Freddie Mac Gold Pool 3% 1/1/2052	620,593	542,717
Freddie Mac Gold Pool 3% 1/1/2052	340,135	297,453
Freddie Mac Gold Pool 3% 10/1/2049	305,174	267,642
Freddie Mac Gold Pool 3% 11/1/2042	134,446	123,653
Freddie Mac Gold Pool 3% 11/1/2042	32,303	29,391
Freddie Mac Gold Pool 3% 11/1/2042	9,519	8,693
Freddie Mac Gold Pool 3% 11/1/2050	157,772	137,924
Freddie Mac Gold Pool 3% 11/1/2051	347,950	304,287
Freddie Mac Gold Pool 3% 11/1/2051	90,656	79,280
Freddie Mac Gold Pool 3% 12/1/2030	42,860	41,685
Freddie Mac Gold Pool 3% 12/1/2032	110,341	106,789
Freddie Mac Gold Pool 3% 12/1/2044	25,702	22,949
Freddie Mac Gold Pool 3% 12/1/2046	2,242,660	1,996,752
Freddie Mac Gold Pool 3% 12/1/2049	44,683	39,146
Freddie Mac Gold Pool 3% 12/1/2050	824,013	720,353
Freddie Mac Gold Pool 3% 2/1/2033	41,578	40,478
Freddie Mac Gold Pool 3% 2/1/2043	312,134	284,648
Freddie Mac Gold Pool 3% 2/1/2043	62,018	56,728
Freddie Mac Gold Pool 3% 2/1/2043	50,305	45,588
Freddie Mac Gold Pool 3% 2/1/2043	31,312	28,521
Freddie Mac Gold Pool 3% 2/1/2043	21,046	19,170
Freddie Mac Gold Pool 3% 2/1/2043	19,982	18,110
Freddie Mac Gold Pool 3% 3/1/2033	89,690	86,702
Freddie Mac Gold Pool 3% 3/1/2050	553,196	484,642
Freddie Mac Gold Pool 3% 3/1/2052	908,043	794,096
Freddie Mac Gold Pool 3% 3/1/2052	169,864	148,123
Freddie Mac Gold Pool 3% 4/1/2032	15,927	15,477
Freddie Mac Gold Pool 3% 4/1/2032	5,883	5,724
Freddie Mac Gold Pool 3% 4/1/2033	42,255	40,834
Freddie Mac Gold Pool 3% 4/1/2034	219,554	210,936
Freddie Mac Gold Pool 3% 4/1/2046	38,513	34,434
Freddie Mac Gold Pool 3% 4/1/2046	31,932	28,550
Freddie Mac Gold Pool 3% 4/1/2050	553,304	484,736
Freddie Mac Gold Pool 3% 4/1/2050	540,386	475,277
Freddie Mac Gold Pool 3% 4/1/2051	560,772	486,898
Freddie Mac Gold Pool 3% 4/1/2052	1,573,716	1,386,563
Freddie Mac Gold Pool 3% 5/1/2045	32,576	29,218
Freddie Mac Gold Pool 3% 5/1/2045	23,615	21,239
Freddie Mac Gold Pool 3% 5/1/2045	20,943	18,751
Freddie Mac Gold Pool 3% 5/1/2045	18,796	16,858
Freddie Mac Gold Pool 3% 5/1/2046	597,969	534,644
Freddie Mac Gold Pool 3% 5/1/2046	95,915	85,758
Freddie Mac Gold Pool 3% 5/1/2051	405,305	354,825
Freddie Mac Gold Pool 3% 5/1/2051	90,885	79,565
Freddie Mac Gold Pool 3% 5/1/2052	1,381,517	1,202,975
Freddie Mac Gold Pool 3% 6/1/2031	41,188	40,059
Freddie Mac Gold Pool 3% 6/1/2031	18,042	17,548
Freddie Mac Gold Pool 3% 6/1/2031	10,588	10,286
Freddie Mac Gold Pool 3% 6/1/2031	9,173	8,933
Freddie Mac Gold Pool 3% 6/1/2031	8,075	7,845
Freddie Mac Gold Pool 3% 6/1/2031	6,372	6,207
Freddie Mac Gold Pool 3% 6/1/2031	6,219	6,039
Freddie Mac Gold Pool 3% 6/1/2045	69,015	62,073
Freddie Mac Gold Pool 3% 6/1/2045	28,715	25,755
Freddie Mac Gold Pool 3% 6/1/2045	12,759	11,476
Freddie Mac Gold Pool 3% 6/1/2046	587,345	525,145
Freddie Mac Gold Pool 3% 6/1/2050	1,910,964	1,686,094
Freddie Mac Gold Pool 3% 6/1/2052	563,223	491,138
Freddie Mac Gold Pool 3% 7/1/2032	21,183	20,537
Freddie Mac Gold Pool 3% 7/1/2045	47,567	42,589
Freddie Mac Gold Pool 3% 7/1/2045	20,578	18,605
Freddie Mac Gold Pool 3% 7/1/2051	57,145	49,903
Freddie Mac Gold Pool 3% 8/1/2032	24,384	23,647
Freddie Mac Gold Pool 3% 8/1/2032	16,641	16,129
Freddie Mac Gold Pool 3% 8/1/2042	13,313	12,137
Freddie Mac Gold Pool 3% 8/1/2042	10,197	9,268
Freddie Mac Gold Pool 3% 8/1/2045	34,602	31,002
Freddie Mac Gold Pool 3% 8/1/2045	34,088	30,574
Freddie Mac Gold Pool 3% 8/1/2045	32,900	29,509
Freddie Mac Gold Pool 3% 8/1/2045	19,394	17,364
Freddie Mac Gold Pool 3% 8/1/2045	15,107	13,588
Freddie Mac Gold Pool 3% 8/1/2049	3,519	3,093
Freddie Mac Gold Pool 3% 9/1/2050	10,954	9,583
Freddie Mac Gold Pool 3% 9/1/2051	301,106	263,698
Freddie Mac Gold Pool 3% 9/1/2051	96,720	84,583
Freddie Mac Gold Pool 3.5% 1/1/2043	15,870	14,740
Freddie Mac Gold Pool 3.5% 1/1/2046	34,826	32,091
Freddie Mac Gold Pool 3.5% 1/1/2048	5,400	4,993
Freddie Mac Gold Pool 3.5% 10/1/2040	20,186	18,727
Freddie Mac Gold Pool 3.5% 10/1/2042	122,637	114,534
Freddie Mac Gold Pool 3.5% 10/1/2047	11,677	10,797
Freddie Mac Gold Pool 3.5% 10/1/2049	1,932,446	1,769,918
Freddie Mac Gold Pool 3.5% 11/1/2033	22,535	21,953
Freddie Mac Gold Pool 3.5% 11/1/2040	42,260	39,205
Freddie Mac Gold Pool 3.5% 11/1/2046	6,593	6,061
Freddie Mac Gold Pool 3.5% 11/1/2047	80,954	74,853
Freddie Mac Gold Pool 3.5% 11/1/2047	15,528	14,308
Freddie Mac Gold Pool 3.5% 12/1/2033	186,439	181,799
Freddie Mac Gold Pool 3.5% 12/1/2040	41,334	38,346
Freddie Mac Gold Pool 3.5% 12/1/2047	20,409	18,871
Freddie Mac Gold Pool 3.5% 12/1/2052	653,010	589,722
Freddie Mac Gold Pool 3.5% 2/1/2034	5,032,581	4,909,934
Freddie Mac Gold Pool 3.5% 2/1/2034	253,010	245,513
Freddie Mac Gold Pool 3.5% 2/1/2043	365,879	341,495
Freddie Mac Gold Pool 3.5% 2/1/2043	105,386	98,594
Freddie Mac Gold Pool 3.5% 2/1/2043	43,224	40,655
Freddie Mac Gold Pool 3.5% 2/1/2052	211,069	192,261
Freddie Mac Gold Pool 3.5% 3/1/2032	482,982	473,033
Freddie Mac Gold Pool 3.5% 3/1/2045	62,928	58,279
Freddie Mac Gold Pool 3.5% 3/1/2045	17,053	15,751
Freddie Mac Gold Pool 3.5% 3/1/2045	13,765	12,780
Freddie Mac Gold Pool 3.5% 3/1/2045	9,827	9,138
Freddie Mac Gold Pool 3.5% 3/1/2052 (j)	3,455,324	3,146,358
Freddie Mac Gold Pool 3.5% 3/1/2052	918,965	835,598
Freddie Mac Gold Pool 3.5% 3/1/2052	864,095	784,670
Freddie Mac Gold Pool 3.5% 4/1/2040	50,094	46,504
Freddie Mac Gold Pool 3.5% 4/1/2042	46,021	43,099
Freddie Mac Gold Pool 3.5% 4/1/2043	807,161	752,704
Freddie Mac Gold Pool 3.5% 4/1/2043	177,049	165,159
Freddie Mac Gold Pool 3.5% 4/1/2043	86,683	80,919
Freddie Mac Gold Pool 3.5% 4/1/2046	494,560	456,799
Freddie Mac Gold Pool 3.5% 4/1/2046	266,721	245,523
Freddie Mac Gold Pool 3.5% 5/1/2034	219,393	213,642
Freddie Mac Gold Pool 3.5% 5/1/2040	103,671	96,242
Freddie Mac Gold Pool 3.5% 5/1/2045	669,918	617,721
Freddie Mac Gold Pool 3.5% 5/1/2045	13,179	12,172
Freddie Mac Gold Pool 3.5% 5/1/2045	8,374	7,722
Freddie Mac Gold Pool 3.5% 5/1/2045	7,134	6,589
Freddie Mac Gold Pool 3.5% 5/1/2046	440,901	407,375
Freddie Mac Gold Pool 3.5% 6/1/2032	2,292,248	2,243,692
Freddie Mac Gold Pool 3.5% 6/1/2040	89,753	83,321
Freddie Mac Gold Pool 3.5% 6/1/2045	803,875	741,241
Freddie Mac Gold Pool 3.5% 6/1/2045	127,795	117,838
Freddie Mac Gold Pool 3.5% 6/1/2045	15,739	14,557
Freddie Mac Gold Pool 3.5% 6/1/2048	12,533	11,459
Freddie Mac Gold Pool 3.5% 7/1/2040	12,896	11,972
Freddie Mac Gold Pool 3.5% 7/1/2042	326,792	305,048
Freddie Mac Gold Pool 3.5% 7/1/2042	60,650	56,775
Freddie Mac Gold Pool 3.5% 7/1/2047	197,911	183,059
Freddie Mac Gold Pool 3.5% 7/1/2051	1,163,241	1,055,592
Freddie Mac Gold Pool 3.5% 8/1/2034	367,835	358,044
Freddie Mac Gold Pool 3.5% 8/1/2040	58,698	54,491
Freddie Mac Gold Pool 3.5% 8/1/2042	22,980	21,457
Freddie Mac Gold Pool 3.5% 8/1/2043	10,091	9,416
Freddie Mac Gold Pool 3.5% 8/1/2047	303,287	280,527
Freddie Mac Gold Pool 3.5% 8/1/2047	35,671	32,994
Freddie Mac Gold Pool 3.5% 8/1/2047	23,901	22,107
Freddie Mac Gold Pool 3.5% 9/1/2040	44,215	40,742
Freddie Mac Gold Pool 3.5% 9/1/2042	522,139	487,121
Freddie Mac Gold Pool 3.5% 9/1/2042	418,007	389,779
Freddie Mac Gold Pool 3.5% 9/1/2042	7,940	7,405
Freddie Mac Gold Pool 3.5% 9/1/2046	185,921	171,726
Freddie Mac Gold Pool 3.5% 9/1/2047	6,514	6,026
Freddie Mac Gold Pool 3.5% 9/1/2047	6,108	5,650
Freddie Mac Gold Pool 4% 1/1/2041	505,315	487,073
Freddie Mac Gold Pool 4% 1/1/2043	8,996	8,612
Freddie Mac Gold Pool 4% 1/1/2044	18,167	17,356
Freddie Mac Gold Pool 4% 10/1/2042	11,498	11,047
Freddie Mac Gold Pool 4% 10/1/2042	6,970	6,749
Freddie Mac Gold Pool 4% 10/1/2042	4,732	4,531
Freddie Mac Gold Pool 4% 10/1/2043	51,208	48,995
Freddie Mac Gold Pool 4% 10/1/2043	23,447	22,400
Freddie Mac Gold Pool 4% 10/1/2043	13,891	13,273
Freddie Mac Gold Pool 4% 10/1/2043	11,523	11,054
Freddie Mac Gold Pool 4% 10/1/2052	417,038	394,028
Freddie Mac Gold Pool 4% 11/1/2041	2,886	2,778
Freddie Mac Gold Pool 4% 11/1/2042	1,310,161	1,261,443
Freddie Mac Gold Pool 4% 11/1/2042	40,351	38,765
Freddie Mac Gold Pool 4% 11/1/2042	34,538	33,131
Freddie Mac Gold Pool 4% 11/1/2042	25,099	24,105
Freddie Mac Gold Pool 4% 11/1/2042	15,335	14,685
Freddie Mac Gold Pool 4% 11/1/2042	1,604	1,563
Freddie Mac Gold Pool 4% 11/1/2043	218,876	209,865
Freddie Mac Gold Pool 4% 11/1/2051	17,655	16,747
Freddie Mac Gold Pool 4% 12/1/2042	25,699	24,653
Freddie Mac Gold Pool 4% 12/1/2042	12,361	11,925
Freddie Mac Gold Pool 4% 2/1/2043	37,585	36,009
Freddie Mac Gold Pool 4% 2/1/2043	24,749	23,696
Freddie Mac Gold Pool 4% 2/1/2043	24,030	23,012
Freddie Mac Gold Pool 4% 2/1/2043	10,627	10,167
Freddie Mac Gold Pool 4% 2/1/2044	14,406	13,752
Freddie Mac Gold Pool 4% 2/1/2045	339,207	324,291
Freddie Mac Gold Pool 4% 2/1/2048	28,885	27,405
Freddie Mac Gold Pool 4% 3/1/2043	16,181	15,573
Freddie Mac Gold Pool 4% 4/1/2042	993,160	954,318
Freddie Mac Gold Pool 4% 4/1/2042	556,782	535,616
Freddie Mac Gold Pool 4% 4/1/2043	17,250	16,564
Freddie Mac Gold Pool 4% 4/1/2043	9,281	8,984
Freddie Mac Gold Pool 4% 4/1/2046	112,142	106,642
Freddie Mac Gold Pool 4% 4/1/2052	19,844	18,823
Freddie Mac Gold Pool 4% 5/1/2037	1,402,471	1,364,766
Freddie Mac Gold Pool 4% 5/1/2043	21,095	20,189
Freddie Mac Gold Pool 4% 5/1/2043	15,431	14,754
Freddie Mac Gold Pool 4% 5/1/2043	8,504	8,132
Freddie Mac Gold Pool 4% 5/1/2043	4,033	3,861
Freddie Mac Gold Pool 4% 5/1/2048	794,089	751,453
Freddie Mac Gold Pool 4% 5/1/2048	538,245	510,668
Freddie Mac Gold Pool 4% 6/1/2043	23,982	23,083
Freddie Mac Gold Pool 4% 6/1/2043	16,400	15,687
Freddie Mac Gold Pool 4% 7/1/2043	44,287	42,382
Freddie Mac Gold Pool 4% 7/1/2043	40,205	38,591
Freddie Mac Gold Pool 4% 7/1/2043	22,064	21,174
Freddie Mac Gold Pool 4% 7/1/2043	17,964	17,173
Freddie Mac Gold Pool 4% 7/1/2043	15,406	14,732
Freddie Mac Gold Pool 4% 7/1/2043	13,365	12,776
Freddie Mac Gold Pool 4% 7/1/2043	5,900	5,641
Freddie Mac Gold Pool 4% 8/1/2043	29,138	28,010
Freddie Mac Gold Pool 4% 8/1/2043	24,396	23,339
Freddie Mac Gold Pool 4% 8/1/2043	20,253	19,492
Freddie Mac Gold Pool 4% 8/1/2043	7,724	7,384
Freddie Mac Gold Pool 4% 8/1/2044	8,964	8,564
Freddie Mac Gold Pool 4% 8/1/2044	6,395	6,142
Freddie Mac Gold Pool 4% 8/1/2052	17,353	16,450
Freddie Mac Gold Pool 4% 9/1/2041	40,145	38,641
Freddie Mac Gold Pool 4% 9/1/2042	25,636	24,718
Freddie Mac Gold Pool 4% 9/1/2043	38,940	37,302
Freddie Mac Gold Pool 4% 9/1/2043	34,886	33,403
Freddie Mac Gold Pool 4% 9/1/2043	29,286	28,091
Freddie Mac Gold Pool 4% 9/1/2043	29,253	27,980
Freddie Mac Gold Pool 4% 9/1/2043	24,704	23,615
Freddie Mac Gold Pool 4% 9/1/2043	24,603	23,567
Freddie Mac Gold Pool 4% 9/1/2043	11,234	10,733
Freddie Mac Gold Pool 4% 9/1/2043	4,945	4,754
Freddie Mac Gold Pool 4% 9/1/2051	14,865	14,105
Freddie Mac Gold Pool 4.5% 1/1/2041	15,537	15,410
Freddie Mac Gold Pool 4.5% 1/1/2042	622,807	616,918
Freddie Mac Gold Pool 4.5% 1/1/2047	18,456	18,018
Freddie Mac Gold Pool 4.5% 10/1/2041	176,242	174,354
Freddie Mac Gold Pool 4.5% 10/1/2041	8,586	8,516
Freddie Mac Gold Pool 4.5% 10/1/2048	1,176,209	1,147,571
Freddie Mac Gold Pool 4.5% 10/1/2048	56,729	55,099
Freddie Mac Gold Pool 4.5% 12/1/2040	44,986	44,585
Freddie Mac Gold Pool 4.5% 12/1/2045	47,497	47,100
Freddie Mac Gold Pool 4.5% 12/1/2046	20,498	20,012
Freddie Mac Gold Pool 4.5% 12/1/2047	330,725	322,156
Freddie Mac Gold Pool 4.5% 2/1/2041	28,920	28,649
Freddie Mac Gold Pool 4.5% 2/1/2041	28,909	28,632
Freddie Mac Gold Pool 4.5% 2/1/2041	21,594	21,358
Freddie Mac Gold Pool 4.5% 2/1/2041	21,186	20,996
Freddie Mac Gold Pool 4.5% 2/1/2041	17,927	17,773
Freddie Mac Gold Pool 4.5% 2/1/2041	12,271	12,141
Freddie Mac Gold Pool 4.5% 2/1/2044	108,641	106,845
Freddie Mac Gold Pool 4.5% 2/1/2047	75,865	74,066
Freddie Mac Gold Pool 4.5% 3/1/2041	119,963	118,839
Freddie Mac Gold Pool 4.5% 3/1/2041	27,724	27,464
Freddie Mac Gold Pool 4.5% 3/1/2041	19,817	19,615
Freddie Mac Gold Pool 4.5% 3/1/2044	110,223	108,401
Freddie Mac Gold Pool 4.5% 3/1/2044	96,913	95,311
Freddie Mac Gold Pool 4.5% 3/1/2044	65,342	64,261
Freddie Mac Gold Pool 4.5% 3/1/2044	39,517	38,864
Freddie Mac Gold Pool 4.5% 4/1/2035	1,168	1,162
Freddie Mac Gold Pool 4.5% 4/1/2041	192,456	190,607
Freddie Mac Gold Pool 4.5% 4/1/2041	29,369	29,045
Freddie Mac Gold Pool 4.5% 4/1/2041	28,827	28,529
Freddie Mac Gold Pool 4.5% 4/1/2048	184,840	179,993
Freddie Mac Gold Pool 4.5% 4/1/2048	60,406	58,822
Freddie Mac Gold Pool 4.5% 4/1/2048	59,130	57,579
Freddie Mac Gold Pool 4.5% 5/1/2039	94,523	93,764
Freddie Mac Gold Pool 4.5% 5/1/2041	31,300	30,970
Freddie Mac Gold Pool 4.5% 5/1/2041	30,658	30,320
Freddie Mac Gold Pool 4.5% 5/1/2041	4,536	4,489
Freddie Mac Gold Pool 4.5% 5/1/2047	191,354	186,755
Freddie Mac Gold Pool 4.5% 5/1/2047	142,674	139,290
Freddie Mac Gold Pool 4.5% 5/1/2047	61,887	60,418
Freddie Mac Gold Pool 4.5% 5/1/2048	120,593	117,355
Freddie Mac Gold Pool 4.5% 6/1/2035	562	559
Freddie Mac Gold Pool 4.5% 6/1/2041	32,983	32,695
Freddie Mac Gold Pool 4.5% 6/1/2041	24,112	23,848
Freddie Mac Gold Pool 4.5% 6/1/2041	20,537	20,361
Freddie Mac Gold Pool 4.5% 6/1/2041	9,883	9,806
Freddie Mac Gold Pool 4.5% 6/1/2047	273,376	266,805
Freddie Mac Gold Pool 4.5% 6/1/2047	85,578	83,601
Freddie Mac Gold Pool 4.5% 7/1/2025	935	934
Freddie Mac Gold Pool 4.5% 7/1/2047	151,011	147,523
Freddie Mac Gold Pool 4.5% 7/1/2047	114,766	112,008
Freddie Mac Gold Pool 4.5% 7/1/2047	66,285	64,754
Freddie Mac Gold Pool 4.5% 8/1/2040	4,968	4,925
Freddie Mac Gold Pool 4.5% 8/1/2041	61,003	60,411
Freddie Mac Gold Pool 4.5% 8/1/2041	4,384	4,344
Freddie Mac Gold Pool 4.5% 9/1/2041	453,993	449,576
Freddie Mac Gold Pool 4.5% 9/1/2041	81,181	80,409
Freddie Mac Gold Pool 4.5% 9/1/2041	10,211	10,115
Freddie Mac Gold Pool 5% 1/1/2040	61,543	62,427
Freddie Mac Gold Pool 5% 1/1/2053	956,005	946,164
Freddie Mac Gold Pool 5% 10/1/2052	1,027,835	1,020,146
Freddie Mac Gold Pool 5% 11/1/2052	1,090,115	1,084,004
Freddie Mac Gold Pool 5% 12/1/2052	1,167,331	1,158,234
Freddie Mac Gold Pool 5% 12/1/2052	1,070,125	1,060,782
Freddie Mac Gold Pool 5% 12/1/2052	280,077	277,632
Freddie Mac Gold Pool 5% 4/1/2040	110,260	111,874
Freddie Mac Gold Pool 5% 5/1/2040	10,531	10,681
Freddie Mac Gold Pool 5% 6/1/2040	37,841	38,394
Freddie Mac Gold Pool 5% 6/1/2041	189,401	192,202
Freddie Mac Gold Pool 5% 6/1/2052	818,701	814,878
Freddie Mac Gold Pool 5% 7/1/2040	12,519	12,696
Freddie Mac Gold Pool 5% 8/1/2040	57,942	58,765
Freddie Mac Gold Pool 5.5% 1/1/2055	2,080,178	2,111,159
Freddie Mac Gold Pool 5.5% 10/1/2054	722,370	729,065
Freddie Mac Gold Pool 5.5% 11/1/2054	640,865	649,408
Freddie Mac Gold Pool 5.5% 2/1/2054	269,447	270,092
Freddie Mac Gold Pool 5.5% 3/1/2053	3,414,683	3,464,471
Freddie Mac Gold Pool 6% 11/1/2053	357,209	366,226
Freddie Mac Gold Pool 6% 4/1/2032	59,494	61,778
Freddie Mac Gold Pool 6% 4/1/2054	2,221,094	2,288,962
Freddie Mac Gold Pool 6% 5/1/2033	20,598	21,308
Freddie Mac Gold Pool 6% 5/1/2054	1,659,605	1,713,947
Freddie Mac Gold Pool 6% 7/1/2037	3,242	3,424
Freddie Mac Gold Pool 6% 7/1/2039	2,365,642	2,432,084
Freddie Mac Gold Pool 6% 8/1/2037	33,723	35,539
Freddie Mac Gold Pool 6.5% 1/1/2054	1,912,670	1,999,310
Freddie Mac Gold Pool 6.5% 1/1/2054	1,040,415	1,085,593
Freddie Mac Gold Pool 6.5% 1/1/2054	513,301	536,712
Freddie Mac Gold Pool 6.5% 10/1/2053	1,310,091	1,366,569
Freddie Mac Gold Pool 6.5% 10/1/2053	1,276,903	1,334,345
Freddie Mac Gold Pool 6.5% 12/1/2053	193,613	202,770
Freddie Mac Gold Pool 6.5% 2/1/2054	4,506,225	4,701,898
Freddie Mac Gold Pool 6.5% 6/1/2054	1,977,939	2,071,244
Freddie Mac Gold Pool 6.5% 6/1/2054	412,624	434,151
Freddie Mac Gold Pool 6.5% 9/1/2053	290,640	304,260
Freddie Mac Gold Pool 6.5% 9/1/2053	280,945	293,057
Freddie Mac Gold Pool 6.5% 9/1/2054	7,424,635	7,835,201
Freddie Mac Gold Pool 6.5% 9/1/2054	481,753	507,490
Freddie Mac Gold Pool 7.5% 1/1/2027	124	126
Freddie Mac Gold Pool 7.5% 10/1/2027	27	27
Freddie Mac Gold Pool 7.5% 11/1/2029	1,254	1,312
Freddie Mac Gold Pool 7.5% 11/1/2031	109	116
Freddie Mac Gold Pool 7.5% 2/1/2028	68	69
Freddie Mac Gold Pool 7.5% 7/1/2031	153	161
Freddie Mac Gold Pool 7.5% 8/1/2026	17	17
Freddie Mac Gold Pool 7.5% 9/1/2031	2,411	2,555
Freddie Mac Gold Pool 8% 4/1/2027	109	109
Freddie Mac Gold Pool 8% 5/1/2027	45	45
Freddie Mac Gold Pool 8.5% 1/1/2028	122	124
Freddie Mac Gold Pool 8.5% 5/1/2027	31	30
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	764,818	787,769
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	402,859	423,027
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	376,599	396,277
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	121,499	128,872
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	17,266	17,626
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	1,642	1,709
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	12,535	13,077
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.157% 5/1/2041 (b)(c)	23,700	24,748
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.484% 5/1/2041 (b)(c)	16,196	16,885
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	22,689	23,650
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	6,488	6,761
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	243	248
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (b)(c)	1,244	1,291
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (b)(c)	1,892	1,932
Freddie Mac Non Gold Pool 5% 8/1/2053	542,722	534,931
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,773,596	1,791,697
Freddie Mac Non Gold Pool 5.5% 8/1/2053	686,708	693,716
Freddie Mac Non Gold Pool 5.5% 8/1/2053	675,588	681,850
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.906% 4/1/2035 (b)(c)	17,401	17,747
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.181%, 8.681% 10/1/2035 (b)(c)	556	579
Freddie Mac Non Gold Pool 6% 6/1/2053	797,231	818,851
Freddie Mac Non Gold Pool 6% 6/1/2053	775,973	798,472
Freddie Mac Non Gold Pool 6% 6/1/2053	655,879	673,666
Freddie Mac Non Gold Pool 6% 7/1/2053	268,272	276,050
Freddie Mac Non Gold Pool 6% 7/1/2053	237,865	244,316
Freddie Mac Non Gold Pool 6% 9/1/2053	763,278	782,546
Freddie Mac Non Gold Pool 6.5% 1/1/2055	865,899	914,931
Freddie Mac Non Gold Pool 6.5% 1/1/2055	664,766	695,086
Freddie Mac Non Gold Pool 6.5% 11/1/2054	396,310	418,628
Freddie Mac Non Gold Pool 6.5% 2/1/2055	992,450	1,048,958
Ginnie Mae I Pool 2.5% 1/20/2052	918,758	775,924
Ginnie Mae I Pool 2.5% 12/20/2051	1,427,679	1,205,726
Ginnie Mae I Pool 2.5% 12/20/2051	943,267	796,623
Ginnie Mae I Pool 2.5% 12/20/2051	744,823	629,029
Ginnie Mae I Pool 2.5% 8/20/2051	5,251,726	4,440,195
Ginnie Mae I Pool 2.5% 8/20/2051	1,371,461	1,159,534
Ginnie Mae I Pool 2.5% 8/20/2051	792,096	669,696
Ginnie Mae I Pool 2.5% 9/20/2051	2,332,058	1,971,693
Ginnie Mae I Pool 2.5% 9/20/2051	1,351,229	1,142,428
Ginnie Mae I Pool 3% 1/15/2045	4,482	4,018
Ginnie Mae I Pool 3% 1/15/2045	3,980	3,576
Ginnie Mae I Pool 3% 12/20/2042	1,162,871	1,061,098
Ginnie Mae I Pool 3% 2/15/2045	12,041	10,793
Ginnie Mae I Pool 3% 2/15/2045	5,423	4,859
Ginnie Mae I Pool 3% 3/15/2045	18,943	16,957
Ginnie Mae I Pool 3% 3/15/2045	14,649	13,101
Ginnie Mae I Pool 3% 3/15/2045	13,809	12,402
Ginnie Mae I Pool 3% 3/15/2045	11,269	10,091
Ginnie Mae I Pool 3% 3/15/2045	10,409	9,355
Ginnie Mae I Pool 3% 3/15/2045	9,781	8,762
Ginnie Mae I Pool 3% 3/15/2045	5,597	5,021
Ginnie Mae I Pool 3% 3/15/2045	4,842	4,350
Ginnie Mae I Pool 3% 3/15/2045	4,369	3,907
Ginnie Mae I Pool 3% 3/15/2045	3,798	3,446
Ginnie Mae I Pool 3% 3/20/2043	774,368	706,684
Ginnie Mae I Pool 3% 3/20/2043	323,978	295,862
Ginnie Mae I Pool 3% 5/15/2045	10,636	9,535
Ginnie Mae I Pool 3% 6/15/2045	7,730	6,929
Ginnie Mae I Pool 3% 7/15/2045	11,877	10,648
Ginnie Mae I Pool 3% 7/15/2045	8,927	8,003
Ginnie Mae I Pool 3% 7/15/2045	8,432	7,560
Ginnie Mae I Pool 3% 7/15/2045	5,281	4,735
Ginnie Mae I Pool 3% 7/15/2045	4,572	4,098
Ginnie Mae I Pool 3.5% 1/15/2041	54,491	51,118
Ginnie Mae I Pool 3.5% 1/20/2050	349,729	319,416
Ginnie Mae I Pool 3.5% 1/20/2050	178,504	164,036
Ginnie Mae I Pool 3.5% 1/20/2050	174,181	159,628
Ginnie Mae I Pool 3.5% 1/20/2050	98,958	90,689
Ginnie Mae I Pool 3.5% 11/15/2042	201,930	188,089
Ginnie Mae I Pool 3.5% 12/20/2049	44,476	40,760
Ginnie Mae I Pool 3.5% 12/20/2049	20,243	18,488
Ginnie Mae I Pool 3.5% 12/20/2049	15,691	14,419
Ginnie Mae I Pool 3.5% 12/20/2049	4,687	4,279
Ginnie Mae I Pool 3.5% 2/15/2041	96,494	90,146
Ginnie Mae I Pool 3.5% 2/15/2042	87,825	81,864
Ginnie Mae I Pool 3.5% 3/15/2043	95,196	88,265
Ginnie Mae I Pool 3.5% 5/15/2042	223,507	208,749
Ginnie Mae I Pool 3.5% 5/15/2042	159,485	148,880
Ginnie Mae I Pool 3.5% 5/15/2042	65,393	60,867
Ginnie Mae I Pool 3.5% 7/15/2043	140,088	129,775
Ginnie Mae I Pool 3.5% 8/15/2042	110,468	103,021
Ginnie Mae I Pool 4% 1/15/2042	4,927	4,752
Ginnie Mae I Pool 4% 1/15/2043	22,410	21,557
Ginnie Mae I Pool 4% 10/15/2040	22,986	22,194
Ginnie Mae I Pool 4% 10/15/2041	193,318	186,194
Ginnie Mae I Pool 4% 10/15/2041	179,222	172,793
Ginnie Mae I Pool 4% 10/15/2041	150,980	145,397
Ginnie Mae I Pool 4% 10/15/2041	96,746	93,309
Ginnie Mae I Pool 4% 10/15/2041	43,698	42,188
Ginnie Mae I Pool 4% 10/15/2041	29,456	28,389
Ginnie Mae I Pool 4% 10/15/2041	23,006	22,189
Ginnie Mae I Pool 4% 10/15/2041	22,962	22,141
Ginnie Mae I Pool 4% 10/15/2041	21,246	20,504
Ginnie Mae I Pool 4% 10/15/2041	14,431	13,909
Ginnie Mae I Pool 4% 10/15/2041	10,571	10,181
Ginnie Mae I Pool 4% 10/15/2041	9,612	9,251
Ginnie Mae I Pool 4% 10/15/2041	2,612	2,521
Ginnie Mae I Pool 4% 11/15/2040	54,565	52,582
Ginnie Mae I Pool 4% 11/15/2040	11,079	10,687
Ginnie Mae I Pool 4% 11/15/2040	6,583	6,344
Ginnie Mae I Pool 4% 11/15/2041	60,959	58,765
Ginnie Mae I Pool 4% 11/15/2042	5,592	5,381
Ginnie Mae I Pool 4% 12/15/2041	86,594	83,436
Ginnie Mae I Pool 4% 12/15/2041	48,509	46,733
Ginnie Mae I Pool 4% 12/15/2041	30,454	29,358
Ginnie Mae I Pool 4% 12/15/2041	18,866	18,171
Ginnie Mae I Pool 4% 12/15/2041	13,404	12,946
Ginnie Mae I Pool 4% 12/15/2041	2,546	2,453
Ginnie Mae I Pool 4% 12/15/2042	5,987	5,766
Ginnie Mae I Pool 4% 2/15/2040	15,556	15,017
Ginnie Mae I Pool 4% 2/15/2041	12,303	11,875
Ginnie Mae I Pool 4% 2/15/2042	8,415	8,108
Ginnie Mae I Pool 4% 3/15/2040	72,878	70,499
Ginnie Mae I Pool 4% 3/15/2041	7,999	7,721
Ginnie Mae I Pool 4% 3/15/2042	32,064	30,882
Ginnie Mae I Pool 4% 3/15/2042	11,965	11,513
Ginnie Mae I Pool 4% 4/15/2042	14,718	14,168
Ginnie Mae I Pool 4% 4/15/2043	4,796	4,631
Ginnie Mae I Pool 4% 4/15/2046	817,740	784,023
Ginnie Mae I Pool 4% 4/20/2047	318,112	300,901
Ginnie Mae I Pool 4% 4/20/2047	306,739	290,143
Ginnie Mae I Pool 4% 4/20/2048	256,857	242,398
Ginnie Mae I Pool 4% 4/20/2048	235,527	222,269
Ginnie Mae I Pool 4% 6/15/2041	9,372	9,035
Ginnie Mae I Pool 4% 7/15/2040	27,108	26,202
Ginnie Mae I Pool 4% 7/15/2041	16,899	16,291
Ginnie Mae I Pool 4% 8/15/2041	256,788	247,516
Ginnie Mae I Pool 4% 8/15/2041	25,212	24,307
Ginnie Mae I Pool 4% 8/15/2043	6,404	6,146
Ginnie Mae I Pool 4% 9/15/2040	12,052	11,634
Ginnie Mae I Pool 4% 9/15/2041	29,666	28,591
Ginnie Mae I Pool 4% 9/15/2041	23,598	22,754
Ginnie Mae I Pool 4% 9/15/2041	22,870	22,069
Ginnie Mae I Pool 4% 9/15/2041	6,367	6,134
Ginnie Mae I Pool 4% 9/15/2041	3,045	2,946
Ginnie Mae I Pool 4.5% 2/15/2040	21,889	21,590
Ginnie Mae I Pool 4.5% 3/15/2041	423,748	417,261
Ginnie Mae I Pool 4.5% 3/15/2041	334,321	329,616
Ginnie Mae I Pool 4.5% 3/15/2041	111,560	110,003
Ginnie Mae I Pool 4.5% 3/15/2041	4,979	4,909
Ginnie Mae I Pool 4.5% 4/15/2040	3,366	3,320
Ginnie Mae I Pool 4.5% 4/15/2041	46,264	45,566
Ginnie Mae I Pool 4.5% 5/15/2039	7,327	7,230
Ginnie Mae I Pool 4.5% 6/15/2040	63,219	62,336
Ginnie Mae I Pool 4.5% 6/15/2040	42,523	41,942
Ginnie Mae I Pool 4.5% 6/15/2040	30,179	29,763
Ginnie Mae I Pool 4.5% 7/15/2040	80,723	79,606
Ginnie Mae I Pool 4.5% 7/15/2040	38,925	38,384
Ginnie Mae I Pool 4.5% 7/15/2040	27,737	27,344
Ginnie Mae I Pool 4.5% 7/15/2040	4,247	4,182
Ginnie Mae I Pool 4.5% 8/15/2039	76,492	75,471
Ginnie Mae I Pool 4.5% 8/15/2040	28,207	27,811
Ginnie Mae I Pool 5% 10/15/2039	22,290	22,471
Ginnie Mae I Pool 5% 10/15/2039	9,603	9,681
Ginnie Mae I Pool 5% 11/15/2040	19,641	19,800
Ginnie Mae I Pool 5% 11/15/2040	7,835	7,899
Ginnie Mae I Pool 5% 12/15/2039	26,911	27,129
Ginnie Mae I Pool 5% 3/15/2039	13,016	13,120
Ginnie Mae I Pool 5% 4/15/2040	3,994	4,027
Ginnie Mae I Pool 5% 4/15/2041	12,308	12,408
Ginnie Mae I Pool 5% 4/15/2041	7,102	7,160
Ginnie Mae I Pool 5% 4/15/2041	3,759	3,789
Ginnie Mae I Pool 5% 4/20/2048	678,889	684,639
Ginnie Mae I Pool 5% 6/15/2040	17,009	17,147
Ginnie Mae I Pool 5% 7/15/2040	24,002	24,197
Ginnie Mae I Pool 5% 7/15/2040	17,557	17,700
Ginnie Mae I Pool 5% 7/15/2040	14,805	14,925
Ginnie Mae I Pool 5% 8/15/2039	22,070	22,248
Ginnie Mae I Pool 5% 8/15/2039	2,093	2,110
Ginnie Mae I Pool 5% 8/15/2040	42,357	42,701
Ginnie Mae I Pool 5% 8/15/2040	35,034	35,320
Ginnie Mae I Pool 5% 9/15/2039	17,208	17,348
Ginnie Mae I Pool 5% 9/15/2040	25,935	26,146
Ginnie Mae I Pool 5% 9/15/2040	15,586	15,713
Ginnie Mae I Pool 6.5% 11/15/2035	4,606	4,783
Ginnie Mae I Pool 6.5% 4/15/2035	5,984	6,203
Ginnie Mae I Pool 6.5% 9/15/2035	13,572	14,042
Ginnie Mae I Pool 7% 1/15/2028	937	948
Ginnie Mae I Pool 7% 1/15/2028	54	54
Ginnie Mae I Pool 7% 10/15/2028	196	200
Ginnie Mae I Pool 7% 10/15/2028	29	29
Ginnie Mae I Pool 7% 10/15/2031	3,738	3,845
Ginnie Mae I Pool 7% 12/15/2028	270	274
Ginnie Mae I Pool 7% 12/15/2030	5,819	5,981
Ginnie Mae I Pool 7% 2/15/2028	4,362	4,407
Ginnie Mae I Pool 7% 2/15/2028	77	78
Ginnie Mae I Pool 7% 2/15/2031	285	293
Ginnie Mae I Pool 7% 2/15/2032	12,431	12,800
Ginnie Mae I Pool 7% 2/15/2032	385	396
Ginnie Mae I Pool 7% 3/15/2028	271	273
Ginnie Mae I Pool 7% 3/15/2029	1,744	1,779
Ginnie Mae I Pool 7% 3/15/2032	6,773	6,952
Ginnie Mae I Pool 7% 3/15/2032	6,383	6,549
Ginnie Mae I Pool 7% 3/15/2032	64	66
Ginnie Mae I Pool 7% 4/15/2028	570	578
Ginnie Mae I Pool 7% 4/15/2028	38	38
Ginnie Mae I Pool 7% 4/15/2029	2,062	2,101
Ginnie Mae I Pool 7% 4/15/2029	802	815
Ginnie Mae I Pool 7% 4/15/2031	1,041	1,063
Ginnie Mae I Pool 7% 4/15/2032	17,125	17,688
Ginnie Mae I Pool 7% 4/15/2032	1,915	1,976
Ginnie Mae I Pool 7% 4/15/2032	1,304	1,339
Ginnie Mae I Pool 7% 4/15/2032	368	379
Ginnie Mae I Pool 7% 5/15/2029	1,799	1,835
Ginnie Mae I Pool 7% 5/15/2032	662	683
Ginnie Mae I Pool 7% 6/15/2028	2,848	2,865
Ginnie Mae I Pool 7% 6/15/2028	674	684
Ginnie Mae I Pool 7% 6/15/2032	5,017	5,179
Ginnie Mae I Pool 7% 6/15/2032	1,852	1,905
Ginnie Mae I Pool 7% 6/15/2032	148	153
Ginnie Mae I Pool 7% 6/15/2032	137	142
Ginnie Mae I Pool 7% 7/15/2028	972	976
Ginnie Mae I Pool 7% 7/15/2028	145	147
Ginnie Mae I Pool 7% 7/15/2031	2,767	2,847
Ginnie Mae I Pool 7% 7/15/2031	1,191	1,221
Ginnie Mae I Pool 7% 7/15/2031	611	629
Ginnie Mae I Pool 7% 7/15/2032	1,943	1,986
Ginnie Mae I Pool 7% 7/15/2032	649	671
Ginnie Mae I Pool 7% 8/15/2031	2,685	2,723
Ginnie Mae I Pool 7% 8/15/2031	1,712	1,764
Ginnie Mae I Pool 7% 8/15/2031	193	196
Ginnie Mae I Pool 7% 9/15/2028	65	66
Ginnie Mae I Pool 7% 9/15/2028	18	18
Ginnie Mae I Pool 7% 9/15/2031	2,271	2,328
Ginnie Mae I Pool 7% 9/15/2031	733	751
Ginnie Mae I Pool 7% 9/15/2031	448	462
Ginnie Mae I Pool 7.5% 1/15/2026	14	14
Ginnie Mae I Pool 7.5% 10/15/2027	319	323
Ginnie Mae I Pool 7.5% 10/15/2027	52	52
Ginnie Mae I Pool 7.5% 10/15/2028	3,551	3,638
Ginnie Mae I Pool 7.5% 11/15/2025	7	7
Ginnie Mae I Pool 7.5% 11/15/2027	67	67
Ginnie Mae I Pool 7.5% 12/15/2025	14	15
Ginnie Mae I Pool 7.5% 12/15/2027	725	741
Ginnie Mae I Pool 7.5% 2/15/2027	197	198
Ginnie Mae I Pool 7.5% 3/15/2028	2,360	2,409
Ginnie Mae I Pool 7.5% 4/15/2027	980	992
Ginnie Mae I Pool 7.5% 4/15/2027	785	797
Ginnie Mae I Pool 7.5% 4/15/2027	356	362
Ginnie Mae I Pool 7.5% 4/15/2027	354	359
Ginnie Mae I Pool 7.5% 4/15/2027	297	302
Ginnie Mae I Pool 7.5% 4/15/2027	158	160
Ginnie Mae I Pool 7.5% 4/15/2027	105	107
Ginnie Mae I Pool 7.5% 4/15/2027	83	84
Ginnie Mae I Pool 7.5% 4/15/2027	70	70
Ginnie Mae I Pool 7.5% 5/15/2027	61	61
Ginnie Mae I Pool 7.5% 6/15/2027	312	316
Ginnie Mae I Pool 7.5% 7/15/2027	510	511
Ginnie Mae I Pool 7.5% 8/15/2028	433	436
Ginnie Mae I Pool 8% 3/15/2030	1,168	1,201
Ginnie Mae I Pool 8% 5/15/2030	601	619
Ginnie Mae I Pool 8% 9/15/2030	1,199	1,234
Ginnie Mae II Pool 2% 1/20/2051	15,802,474	12,926,207
Ginnie Mae II Pool 2% 10/20/2050	7,681,196	6,287,614
Ginnie Mae II Pool 2% 11/20/2050	3,556,876	2,911,560
Ginnie Mae II Pool 2% 12/20/2050	4,934,635	4,037,813
Ginnie Mae II Pool 2% 2/20/2051	724,494	592,824
Ginnie Mae II Pool 2% 2/20/2052	3,579,397	2,927,758
Ginnie Mae II Pool 2% 3/20/2052	4,691,060	3,838,506
Ginnie Mae II Pool 2% 4/1/2055 (e)	34,250,000	28,008,804
Ginnie Mae II Pool 2% 4/20/2051	293,937	240,517
Ginnie Mae II Pool 2% 5/1/2055 (e)	6,000,000	4,906,417
Ginnie Mae II Pool 2.5% 12/20/2051	124,833	106,519
Ginnie Mae II Pool 2.5% 4/1/2055 (e)	26,350,000	22,469,594
Ginnie Mae II Pool 3% 1/20/2032	343,617	332,494
Ginnie Mae II Pool 3% 10/20/2031	113,690	110,079
Ginnie Mae II Pool 3% 11/20/2031	121,819	117,913
Ginnie Mae II Pool 3% 12/20/2031	184,702	178,781
Ginnie Mae II Pool 3% 12/20/2046	587,057	527,109
Ginnie Mae II Pool 3% 2/20/2031	14,889	14,460
Ginnie Mae II Pool 3% 3/20/2031	30,409	29,521
Ginnie Mae II Pool 3% 3/20/2046	101,239	90,996
Ginnie Mae II Pool 3% 3/20/2050	639,551	569,446
Ginnie Mae II Pool 3% 4/1/2055 (e)	26,825,000	23,759,857
Ginnie Mae II Pool 3% 4/20/2031	113,151	109,812
Ginnie Mae II Pool 3% 4/20/2047	33,107	29,726
Ginnie Mae II Pool 3% 5/20/2031	236,784	229,718
Ginnie Mae II Pool 3% 7/20/2031	3,115	3,018
Ginnie Mae II Pool 3% 8/20/2031	36,905	35,768
Ginnie Mae II Pool 3% 9/20/2031	14,807	14,346
Ginnie Mae II Pool 3.5% 12/20/2040	97,632	91,967
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	18,125,000	16,584,196
Ginnie Mae II Pool 3.5% 5/1/2055 (e)	14,700,000	13,413,604
Ginnie Mae II Pool 4% 1/20/2041	321,425	311,007
Ginnie Mae II Pool 4% 1/20/2042	1,097,177	1,060,199
Ginnie Mae II Pool 4% 10/20/2040	157,049	151,987
Ginnie Mae II Pool 4% 11/20/2040	634,043	613,548
Ginnie Mae II Pool 4% 11/20/2054	2,479,057	2,320,918
Ginnie Mae II Pool 4% 2/20/2041	10,470	10,130
Ginnie Mae II Pool 4% 3/20/2047	164,246	156,233
Ginnie Mae II Pool 4% 4/20/2047	591,196	562,351
Ginnie Mae II Pool 4% 5/20/2046	921,053	878,417
Ginnie Mae II Pool 4% 6/20/2045	104,812	100,793
Ginnie Mae II Pool 4% 7/20/2044	6,574	6,329
Ginnie Mae II Pool 4% 8/20/2043	38,933	37,534
Ginnie Mae II Pool 4% 8/20/2045	756,171	722,822
Ginnie Mae II Pool 4% 9/20/2040	248,055	240,050
Ginnie Mae II Pool 4.5% 11/20/2054	12,520,662	12,015,988
Ginnie Mae II Pool 4.5% 3/20/2041	14,252	14,054
Ginnie Mae II Pool 4.5% 5/20/2040	95,365	94,084
Ginnie Mae II Pool 4.5% 5/20/2041	27,839	27,449
Ginnie Mae II Pool 4.5% 7/20/2040	72,388	71,404
Ginnie Mae II Pool 4.5% 9/20/2040	329,763	325,248
Ginnie Mae II Pool 5% 1/20/2055	5,603,328	5,513,764
Ginnie Mae II Pool 5% 11/20/2054	1,141,924	1,123,671
Ginnie Mae II Pool 5% 12/20/2054	8,335,198	8,201,967
Ginnie Mae II Pool 5% 4/1/2055 (e)	2,000,000	1,967,523
Ginnie Mae II Pool 5.5% 1/20/2055	2,394,918	2,401,944
Ginnie Mae II Pool 5.5% 12/20/2054	698,459	700,290
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	11,600,000	11,625,431
Ginnie Mae II Pool 5.5% 5/1/2055 (e)	7,400,000	7,407,551
Ginnie Mae II Pool 6% 1/20/2055	1,540,650	1,565,654
Ginnie Mae II Pool 6% 12/20/2054	3,081,093	3,132,060
Ginnie Mae II Pool 6% 4/1/2055 (e)	34,850,000	35,370,028
Ginnie Mae II Pool 6% 5/1/2055 (e)	30,300,000	30,723,727
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	158,775,000	126,294,351
Uniform Mortgage Backed Securities 2% 5/1/2055 (e)	67,800,000	53,938,073
Uniform Mortgage Backed Securities 2.5% 4/1/2055 (e)	20,500,000	17,047,031
Uniform Mortgage Backed Securities 2.5% 5/1/2055 (e)	9,050,000	7,525,287
Uniform Mortgage Backed Securities 3% 4/1/2055 (e)	3,500,000	3,033,926
Uniform Mortgage Backed Securities 3.5% 4/1/2055 (e)	3,750,000	3,382,910
Uniform Mortgage Backed Securities 4% 4/1/2055 (e)	400,000	372,922
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (e)	2,500,000	2,392,481
Uniform Mortgage Backed Securities 5% 4/1/2040 (e)	9,300,000	9,349,043
Uniform Mortgage Backed Securities 5% 4/1/2055 (e)	2,025,000	1,984,737
Uniform Mortgage Backed Securities 6% 4/1/2055 (e)	24,175,000	24,552,734
Uniform Mortgage Backed Securities 6% 5/1/2055 (e)	6,700,000	6,798,144
TOTAL UNITED STATES		1,009,692,210
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,040,403,729)		1,009,692,210

U.S. Treasury Obligations - 44.6%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.89	22,865,200	14,468,491
US Treasury Bonds 1.75% 8/15/2041	1.90	80,591,100	54,616,211
US Treasury Bonds 1.875% 11/15/2051	1.83 to 1.95	50,329,100	28,949,062
US Treasury Bonds 2% 11/15/2041	2.00	13,511,200	9,490,035
US Treasury Bonds 2% 8/15/2051	1.84	104,090,400	61,990,713
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	38,732,200	24,434,572
US Treasury Bonds 3% 2/15/2047	1.14 to 1.86	42,593,200	32,806,747
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	58,000,000	49,723,672
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	4,500,000	3,790,546
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	126,266,000	116,352,147
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.78	87,500,000	82,441,406
US Treasury Bonds 4.25% 8/15/2054	4.00 to 4.65	13,950,000	13,167,492
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.85	15,730,000	15,498,966
US Treasury Bonds 4.625% 2/15/2055	4.53 to 4.79	5,900,000	5,939,625
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.65	18,670,000	18,730,532
US Treasury Notes 1.125% 8/31/2028	1.40	70,526,300	64,316,679
US Treasury Notes 1.25% 9/30/2028	1.41	15,938,200	14,562,285
US Treasury Notes 1.75% 1/31/2029	1.74	27,595,700	25,486,138
US Treasury Notes 2.625% 7/31/2029	3.08	37,400,000	35,465,719
US Treasury Notes 2.875% 5/15/2032	2.94 to 2.96	88,237,000	81,633,012
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	181,445,000	171,869,524
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.92	144,500,000	138,415,195
US Treasury Notes 3.625% 9/30/2031	4.00	23,600,000	23,012,766
US Treasury Notes 3.75% 5/31/2030	3.83 to 3.98	37,700,000	37,300,910
US Treasury Notes 3.75% 6/30/2030	4.11	7,000,000	6,922,344
US Treasury Notes 3.75% 8/31/2031	3.52	60,400,000	59,340,641
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.90	50,317,000	49,314,591
US Treasury Notes 3.875% 8/15/2034	3.71 to 4.27	83,400,000	81,275,910
US Treasury Notes 4% 1/31/2031	4.13 to 4.15	110,400,000	110,262,000
US Treasury Notes 4% 2/15/2034	4.28 to 4.71	64,400,000	63,524,563
US Treasury Notes 4% 6/30/2028	4.23	25,000,000	25,083,985
US Treasury Notes 4.125% 10/31/2031	4.38	40,900,000	41,031,008
US Treasury Notes 4.125% 11/15/2032	3.54	10,086,000	10,100,971
US Treasury Notes 4.125% 11/30/2031	4.55	4,000,000	4,012,656
US Treasury Notes 4.125% 7/31/2028	4.18	25,000,000	25,176,758
US Treasury Notes 4.125% 8/31/2030	4.61	71,100,000	71,555,484
US Treasury Notes 4.25% 6/30/2031	4.12	49,300,000	49,844,996
US Treasury Notes 4.375% 1/31/2032	4.41	48,500,000	49,356,328
US Treasury Notes 4.375% 11/30/2030	4.35	65,000,000	66,185,742
US Treasury Notes 4.5% 11/15/2033	4.04	45,000,000	46,075,781
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	44,000,000	45,105,156
US Treasury Notes 4.625% 2/15/2035	4.24 to 4.25	46,300,000	47,826,446
US Treasury Notes 4.625% 4/30/2031	4.50	43,300,000	44,656,508
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,182,293,093)			2,021,114,313

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $84,930,313)	4.32	84,913,691	84,930,673

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	6,300,000	250,919
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,600,000	117,827
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	1,300,000	73,884
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	203,705
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	11,100,000	437,805
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	4,100,000	156,441
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,700,000	98,283

TOTAL PUT SWAPTIONS			1,338,864
Call Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	6,300,000	61,756
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,600,000	76,762
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	1,300,000	8,806
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	27,609
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	11,100,000	403,547
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	4,100,000	155,364
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,700,000	111,130

TOTAL CALL SWAPTIONS			844,974
TOTAL PURCHASED SWAPTIONS (Cost $2,400,840)			2,183,838

TOTAL INVESTMENT IN SECURITIES - 110.0% (Cost $5,271,569,289)	4,977,884,723
NET OTHER ASSETS (LIABILITIES) - (10.0)%	(448,968,455)
NET ASSETS - 100.0%	4,528,916,268

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2055	(6,000,000)	(4,906,652)
Ginnie Mae II Pool 3.5% 4/1/2055	(17,800,000)	(16,286,824)
Ginnie Mae II Pool 4% 4/1/2055	(400,000)	(374,505)
Ginnie Mae II Pool 5.5% 4/1/2055	(7,500,000)	(7,516,442)
Ginnie Mae II Pool 6% 4/1/2055	(30,300,000)	(30,752,134)
Uniform Mortgage Backed Securities 2% 4/1/2055	(142,825,000)	(113,607,247)
Uniform Mortgage Backed Securities 2.5% 4/1/2055	(13,050,000)	(10,851,891)
Uniform Mortgage Backed Securities 3% 4/1/2055	(600,000)	(520,102)
Uniform Mortgage Backed Securities 3.5% 4/1/2055	(3,700,000)	(3,337,805)
Uniform Mortgage Backed Securities 4% 4/1/2055	(400,000)	(372,921)
Uniform Mortgage Backed Securities 4.5% 4/1/2055	(2,500,000)	(2,392,481)
Uniform Mortgage Backed Securities 4.5% 5/1/2055	(2,500,000)	(2,391,504)
Uniform Mortgage Backed Securities 5% 4/1/2055	(2,000,000)	(1,960,234)
Uniform Mortgage Backed Securities 6% 4/1/2055	(17,375,000)	(17,646,484)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(212,917,226)

TOTAL TBA SALE COMMITMENTS (Proceeds $212,224,884)		(212,917,226)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	36	Jun 2025	4,003,875	4,145	4,145
CBOT 2 Year US Treasury Notes Contracts (United States)	357	Jun 2025	73,960,359	473,197	473,197
CBOT Long Term US Treasury Bond Contracts (United States)	24	Jun 2025	2,814,750	24,334	24,334
CBOT Ultra Long Term US Treasury Bond Contracts (United States)	4	Jun 2025	489,000	(6,373)	(6,373)

TOTAL PURCHASED					495,303

Sold

Interest Rate Contracts
CBOT 5 Year US Treasury Notes Contracts (United States)	95	Jun 2025	10,274,844	(113,493)	(113,493)

TOTAL FUTURES CONTRACTS					381,810
The notional amount of futures purchased as a percentage of Net Assets is 1.8%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	3,396	(33,797)	(30,401)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	530,000	837	(4,670)	(3,833)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,110,000	1,753	(11,716)	(9,963)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	14,135	(19,830)	(5,695)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	490,000	86,579	(126,331)	(39,752)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	44,173	(65,611)	(21,438)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	5,301	(8,900)	(3,599)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	460,000	81,279	(112,004)	(30,725)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	230,000	40,639	(52,033)	(11,394)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	40,000	7,068	(8,750)	(1,682)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	21,203	(27,813)	(6,610)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	37,105	(47,366)	(10,261)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	17,669	(16,512)	1,157
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	42,884	(42,051)	833
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,197	(5,073)	3,124
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	4,100,000	18,009	2,115	20,124
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	24,591	(11,884)	12,707
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,394	(7,805)	8,589
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	16,394	(7,805)	8,589
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	16,394	(7,333)	9,061
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	8,197	(4,996)	3,201
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	35,082	(32,223)	2,859

TOTAL BUY PROTECTION							547,279	(652,388)	(105,109)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	(995)	14,032	13,037
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	(4,991)	72,383	67,392
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(26,556)	31,868	5,312
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(2,043)	2,467	424
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	100,000	(2,043)	2,078	35
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,200,000	(24,513)	19,388	(5,125)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(12,257)	9,509	(2,748)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(11,244)	7,948	(3,296)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(10,214)	7,924	(2,290)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(26,556)	17,580	(8,976)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	800,000	(16,342)	10,396	(5,946)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	3,300,000	(53,009)	31,210	(21,799)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(63,326)	47,090	(16,236)

TOTAL SELL PROTECTION							(254,089)	273,873	19,784
TOTAL CREDIT DEFAULT SWAPS							293,190	(378,515)	(85,325)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	31,944,000	(49,009)	0	(49,009)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2055	2,804,000	30,567	0	30,567
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	13,172,000	(136,056)	0	(136,056)
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	Jun 2035	5,101,000	45,273	0	45,273
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	410,000	(1,259)	0	(1,259)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	8,191,000	(40,964)	0	(40,964)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	4,462,000	(20,105)	0	(20,105)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	67,368,000	(201,829)	0	(201,829)
TOTAL INTEREST RATE SWAPS							(373,382)	0	(373,382)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,685,670 or 16.4% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $640,877.

(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,791,762.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $660,226.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,861,675	216,691,575	245,622,577	915,843	-	-	84,930,673	84,913,691	0.1%
Fidelity Securities Lending Cash Central Fund	-	54,845,866	54,845,866	416	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	75,714,172	1,108,926	-	1,108,927	-	98,664	76,921,762	882,029	31.2%
Total	189,575,847	272,646,367	300,468,443	2,025,186	-	98,664	161,852,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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